Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/28 ........ USD 90 $ 92,115
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/28 .............. 375 391,466
Alabama Housing Finance Authority, Series
2024C, RB, VRDN, 5.00%, 02/01/28
(a)
.... 245 251,546
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 1,150 1,206,235
Auburn University
Series 2018A , RB , 5.00% , 06/01/28 ..... 75 78,072
Series 2025A , RB , 5.00% , 06/01/28 ..... 640 666,211
Series 2025B , RB , 5.00% , 06/01/28 ..... 45 46,843
City of Huntsville
Series 2018A , GO , 5.00% , 05/01/28 ..... 65 66,818
Series 2018B , GO , 5.00% , 05/01/28 ..... 80 82,238
Series 2019A , GO , 5.00% , 05/01/28 ..... 25 25,996
Series A , RB , 5.00% , 12/01/28 ......... 175 178,212
City of Jasper, GO, 5.00%, 11/01/28 (BAM) .. 20 20,893
City of Montgomery, Series 2021A, GO,
5.00%, 12/01/28 ................. 25 26,157
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/28 ......... 180 185,016
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,033
Series 2018A , GO , 5.00% , 11/01/28 ..... 20 21,020
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 282,927
University of Alabama (The)
Series 2017B , RB , 5.00% , 07/01/28 ..... 20 20,394
Series 2019A , RB , 5.00% , 07/01/28 ..... 240 250,301
Series 2019C , RB , 5.00% , 07/01/28 ..... 770 803,050
University of Alabama at Birmingham
Series 2019A , RB , 5.00% , 10/01/28 ..... 75 78,574
Series 2022A , RB , 5.00% , 10/01/28 ..... 70 73,335
Water Works Board of the City of Birmingham
(The)
Series 2016A , RB , 5.00% , 01/01/28 ..... 180 181,657
Series 2018 , RB , 5.00% , 01/01/28 ...... 270 278,408
Series 2023 , RB , 5.00% , 01/01/28 ...... 100 103,114
Series 2018 , RB , 5.00% , 01/01/29 ...... 85 87,595
Series 2018 , RB , 5.00% , 01/01/30 ...... 130 133,544
Series 2018 , RB , 5.00% , 01/01/31 ...... 20 20,520
5,697,290
Alaska — 0.1%
Alaska Housing Finance Corp., Series II 2021A,
RB, 5.00%, 12/01/28 .............. 35 36,652
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/28 .............. 160 167,863
Municipality of Anchorage
Series 2019B , GO , 5.00% , 04/01/28 ..... 75 77,868
Series 2020A , GO , 5.00% , 04/01/28 ..... 55 57,104
Series 2020E , GO , 5.00% , 04/01/28 ..... 75 77,868
Series 2018A , GO , 2.63% , 09/01/28 ..... 80 79,115
Series 2021C , GO , 5.00% , 09/01/28 ..... 45 47,054
Series 2022A , GO , 5.00% , 09/01/28 ..... 40 41,826
Series 2018A , GO , 5.00% , 09/01/29 ..... 20 20,837
State of Alaska
Series 2020A , GO , 5.00% , 08/01/28 ..... 65 67,946
Series 2024A , GO , 5.00% , 08/01/28 ..... 25 26,133
Series 2024B , GO , 5.00% , 08/01/28 ..... 65 67,946
Series 2025A , GO , 5.00% , 08/01/28 ..... 90 94,079
862,291
Security
Par (000)
Par (000) Value
Arizona — 1.5%
Arizona Board of Regents
Series 2017B , RB , 5.00% , 07/01/28 ..... USD 370 $ 377,331
Series 2021C , RB , 5.00% , 07/01/28 ..... 265 276,475
Series 2025A , RB , 5.00% , 07/01/28 ..... 70 73,031
Series 2021 , RB , 5.00% , 08/01/28 ...... 270 281,909
Arizona Industrial Development Authority
Series 2020 , RB , 5.00% , 11/01/28 ...... 50 52,423
Series 2023A , RB , 5.00% , 11/01/28 ..... 950 982,115
Arizona State University
Series 2019A , RB , 5.00% , 07/01/28 ..... 75 78,248
Series 2019B , RB , 5.00% , 07/01/28 ..... 50 52,165
City of Mesa Utility System, Series 2018, RB,
5.00%, 07/01/29 ................. 205 213,266
City of Phoenix Civic Improvement Corp.
Series A , RB , 4.00% , 07/01/28 ......... 85 86,033
Series 2016 , RB , 5.00% , 07/01/28 ...... 185 185,432
Series 2017B , RB , 5.00% , 07/01/28 ..... 95 97,038
Series 2017D , RB , 5.00% , 07/01/28 ..... 585 596,751
Series 2019A , RB , 5.00% , 07/01/28 ..... 145 150,896
Series 2020A , RB , 5.00% , 07/01/28 ..... 465 485,854
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 438,835
Series 2018A , RB , 5.00% , 07/01/29 ..... 245 255,243
County of Pima, COP, 5.00%, 12/01/28 .... 30 31,451
County of Pima Sewer System
Series 2018 , RB , 5.00% , 07/01/28 ...... 335 349,641
Series 2020B , COP , 5.00% , 07/01/28 .... 285 297,455
RB , 5.00% , 07/01/29 ............... 50 51,969
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/28 225 231,413
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 5.00% , 07/01/28 ...... 90 91,948
Series 2017A , GO , 5.00% , 07/01/28 ..... 150 153,246
Series 2019C , GO , 5.00% , 07/01/28 ..... 50 52,138
Maricopa County Unified School District
No. 69 Paradise Valley, Series 2022, GO,
5.00%, 07/01/28 ................. 55 57,414
Maricopa County Unified School District No. 80
Chandler
Series 2015C , GO , 5.00% , 07/01/28 ..... 180 187,867
Series 2017B , GO , 5.00% , 07/01/28 ..... 30 30,660
Series 2020A , GO , 5.00% , 07/01/28 ..... 50 52,185
Series 2021B , GO , 5.00% , 07/01/28 ..... 45 46,967
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/28 ...... 405 413,360
Series 2024A , GO , 5.00% , 07/01/28 ..... 40 41,786
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 757,378
Series 2017A , RB , 5.00% , 01/01/28 ..... 490 506,383
Series 2019A , RB , 5.00% , 01/01/28 ..... 220 227,356
Series 2020A , RB , 5.00% , 01/01/28 ..... 35 36,170
Series 2017A , RB , 5.00% , 01/01/29 ..... 610 629,701
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 149,452
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 154,428
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 102,810
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/28 .......... 25 25,557
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 325,298
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 300 312,478
9,999,556

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arkansas — 0.0%
University of Arkansas
Series 2019A , RB , 5.00% , 03/01/28 ..... USD 40 $ 41,456
Series 2023B , RB , 5.00% , 11/01/28 ..... 75 78,522
119,978
California — 9.2%
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 285 289,539
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/28
(b)
............. 85 80,649
California Health Facilities Financing Authority,
Series 2024A, RB, 5.00%, 12/01/28 ..... 390 405,463
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 01/01/28 ...... 40 41,192
Series 2017 , RB , 5.00% , 05/15/28 ...... 135 141,007
Series 2016A , RB , 5.00% , 07/01/28 ..... 25 25,025
Series 2016 , RB , 5.00% , 09/01/28 ...... 250 250,450
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 274,625
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 88,631
Series 2024A , RB , 3.25% , 08/01/29 ..... 3,370 3,372,423
California Public Finance Authority, Series
2024A, RB, 5.00%, 06/01/28 ......... 350 360,978
California State Public Works Board
Series 2016B , RB , 3.00% , 04/01/28 ..... 30 29,999
Series 2017F , RB , 5.00% , 04/01/28 ..... 45 45,735
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 57,387
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 156,509
Series 2022B , RB , 5.00% , 06/01/28 ..... 20 20,907
Series 2022C , RB , 5.00% , 08/01/28 ..... 235 245,888
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,140 1,192,818
Series 2023C , RB , 5.00% , 09/01/28 ..... 110 115,298
Series D , RB , 5.00% , 09/01/28 ......... 240 246,092
Series 2024C , RB , 5.00% , 09/01/28 ..... 475 497,878
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,089
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 87,310
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 152,456
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 283,884
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 25,139
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 105,142
Series 2018C , RB , 5.00% , 11/01/31 ..... 155 162,145
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 825 825,425
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 45,808
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 105,299
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 105,299
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 105,007
California Statewide Communities Development
Authority, Series 2018A, RB, 5.00%, 03/01/28 160 164,424
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 115,000
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 311,501
Series 2018B , GO , 5.00% , 09/01/28 ..... 55 57,797
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 26,116
City of Los Angeles Wastewater System
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 93,717
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 156,013
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 137,120
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 130,945
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 1,195 1,202,121
Security
Par (000)
Par (000) Value
California (continued)
Clovis Unified School District
(b)
Series 2004A , GO , 0.00% , 08/01/28
( NPFGC ) ..................... USD 500 $ 473,657
Series B , GO , 0.00% , 08/01/28 ( NPFGC ) .. 200 189,314
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(b)
890 841,287
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 93,034
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 174,534
Contra Costa Transportation Authority Sales Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 218,276
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 218,276
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 56,220
East Bay Municipal Utility District Water System,
Series 2017B, RB, 5.00%, 06/01/28 ..... 375 383,319
East Side Union High School District, Series G,
GO, 0.00%, 08/01/28
(b)
............. 60 56,505
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/28
(b)
.... 1,000 946,197
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 125,000
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 495 467,355
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 55 51,877
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/28
(b)
................ 100 94,769
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 102,002
Grant Joint Union High School District, Series
2008, GO, 0.00%, 08/01/28
(b)
......... 30 28,297
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/28
(b)
......... 45 42,570
Hillsborough City School District, Series B, GO,
0.00%, 09/01/28
(b)
................ 70 66,253
Imperial Irrigation District Electric System, Series
2016B-2, RB, 5.00%, 11/01/28 ........ 320 321,907
Kern Community College District, Series 2006,
GO, 0.00%, 11/01/28
(b)
............. 250 233,830
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 154,001
Long Beach Unified School District
Series G , GO , 0.00% , 08/01/28
(b)
....... 20 18,857
Series A , GO , 5.00% , 08/01/28 ........ 35 35,000
Series 2016 , GO , 5.00% , 08/01/28 ...... 175 175,000
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... 35 35,000
Series J , GO , 5.00% , 08/01/28 ......... 65 66,682
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 341,681
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 109,878
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 143,017
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 110,090
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 241,150
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 100 100,853
Series 2023D , RB , 5.00% , 07/01/28 ..... 1,110 1,153,661
Series 2023A , RB , 5.00% , 07/01/28 ..... 200 207,867
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 25,983
Series 2021C , RB , 5.00% , 07/01/28 ..... 55 57,163
Series 2020A , RB , 5.00% , 07/01/28 ..... 635 659,977
Series 2019C , RB , 5.00% , 07/01/28 ..... 30 31,180
Series 2024E , RB , 5.00% , 07/01/28 ..... 635 659,977

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019B , RB , 5.00% , 07/01/28 ..... USD 95 $ 98,737
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 77,950
Series 2018A , RB , 5.00% , 07/01/28 ..... 35 36,014
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 35,659
Series 2025A , RB , 5.00% , 07/01/28 ..... 155 159,489
Series 2018D , RB , 5.00% , 07/01/29 ..... 235 243,661
Series 2018A , RB , 5.00% , 07/01/29 ..... 195 200,345
Series 2018A , RB , 5.00% , 07/01/30 ..... 545 559,050
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 103,466
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 232,093
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 187,490
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 302,067
Series 2018B , RB , 5.00% , 07/01/29 ..... 60 62,211
Series 2018A , RB , 5.00% , 07/01/30 ..... 35 35,902
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 66,598
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 123,964
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 102,575
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 505,883
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 295 304,704
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 134,276
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 93,985
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 297,618
Series 2026QRR , GO , 5.00% , 07/01/28 ... 1,475 1,540,305
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 263,205
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 427,965
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 185,481
Manteca Unified School District, Series 2006,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 30 28,280
Metropolitan Water District of Southern
California, Series 2018B, RB, 5.00%, 01/01/31 115 120,166
Municipal Improvement Corp. of Los Angeles
Series 2026A , RB , 5.00% , 05/01/28 ..... 490 509,632
Series 2016B , RB , 5.00% , 11/01/28 ..... 170 170,974
Series 2020A , RB , 5.00% , 11/01/28 ..... 20 20,991
Series 2026B , RB , 5.00% , 11/01/28
(c)
.... 1,000 1,049,391
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(b)
.. 175 165,845
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(b)
.................... 795 750,896
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 66,675
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(b)
.................... 415 394,686
Northern California Transmission Agency, Series
2026A, RB, 5.00%, 05/01/28 ......... 500 521,078
Ohlone Community College District, Series 2016,
GO, 4.00%, 08/01/28 .............. 605 605,000
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/28 .............. 35 36,436
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28
(b)
.... 495 467,640
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(b)
............. 120 113,634
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... 25 26,294
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 35 35,002
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 180 187,161
San Diego Public Facilities Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 50 50,000
Security
Par (000)
Par (000) Value
California (continued)
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... USD 50 $ 51,264
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 165 165,117
San Jose Evergreen Community College District,
Series B, GO, 0.00%, 09/01/28
(b)
....... 50 47,353
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(b)
....... 810 768,988
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 115 115,000
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 168,869
San Lorenzo Valley Unified School District,
Series 2004, GO, 0.00%, 08/01/28 (NPFGC)
(b)
60 56,727
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(b)
............. 165 156,030
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 190 178,545
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 100,164
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(b)
.. 75 70,767
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 124,988
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 131,013
Santa Clarita Community College District, Series
2003, GO, 0.00%, 08/01/28 (NPFGC)
(b)
... 40 37,900
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(b)
.... 1,540 1,458,290
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 250 250,176
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/28
(b)
........ 100 94,527
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 300 311,800
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 570 592,421
Series 2007A , RB , 5.00% , 11/01/28 ..... 135 138,957
Southwestern Community College District
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(b)
.................... 1,580 1,494,403
Series 2016B , GO , 5.00% , 08/01/28 ..... 25 25,000
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 124,441
Series 2020 , GO , 4.00% , 03/01/28 ...... 550 562,972
GO , 5.00% , 04/01/28 ............... 1,755 1,826,811
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 255,025
GO , 5.00% , 08/01/28 ............... 1,940 1,998,504
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 540,935
GO , 4.00% , 09/01/28 ............... 150 150,110
GO , 5.00% , 09/01/28 ............... 1,065 1,076,205
Series 2016 , GO , 5.00% , 09/01/28 ...... 245 245,999
GO , 5.00% , 10/01/28 ............... 3,810 4,006,310
GO , 5.00% , 11/01/28 ............... 1,790 1,885,254
Series 2017 , GO , 5.00% , 11/01/28 ...... 1,000 1,030,458
GO , 5.00% , 08/01/29 ............... 685 716,053
GO , 5.00% , 08/01/30 ............... 605 630,821
Series 2018 , GO , 5.00% , 10/01/30 ...... 2,420 2,530,835
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... 50 50,061
Series AW , RB , 5.00% , 12/01/28 ....... 125 126,014
Series AX , RB , 5.00% , 12/01/28 ........ 230 237,782
Series AZ , RB , 5.00% , 12/01/28 ........ 115 121,789
Series AZ , RB , 5.00% , 12/01/29 ........ 130 137,242
Series AZ , RB , 5.00% , 12/01/30 ........ 170 178,993

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series AZ , RB , 5.00% , 12/01/31 ........ USD 70 $ 73,590
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 318,089
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 156,514
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 109,016
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 197,040
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/28
(b)
............. 35 33,172
William S Hart Union High School District
(b)
Series B , GO , 0.00% , 08/01/28 ........ 100 94,564
Series 2005B , GO , 0.00% , 09/01/28 ..... 315 296,190
59,847,308
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2021A, GO,
5.00%, 12/01/28 (SAW) ............ 30 31,562
Board of Governors of Colorado State University
System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 230 238,519
Series 2023A-1 , RB , 5.00% , 03/01/28 .... 60 62,175
Series 2024A , RB , 5.00% , 03/01/28 ..... 45 46,631
Series 2025F , RB , 5.00% , 03/01/28 ..... 175 181,482
Series A , RB , 5.00% , 03/01/28 ( HERBIP ) .. 55 56,371
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 280 289,500
Series 2017C , RB , 5.00% , 03/01/30
( HERBIP ) ..................... 40 41,283
Series 2017C , RB , 5.00% , 03/01/34
( HERBIP ) ..................... 20 20,709
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 ................. 30 29,304
Boulder Valley School District No. Re-2 Boulder
Series 2017B , GO , 4.00% , 12/01/28 ( SAW ) 95 95,983
Series 2019B , GO , 4.00% , 12/01/28 ( SAW ) 85 85,880
City & County of Broomfield, Series 2021, RB,
5.00%, 12/01/28 ................. 20 21,041
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 423,917
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 486,720
Series 2021A , RB , 5.00% , 08/01/28 ..... 40 41,741
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 261,677
Series 2022B , GO , 5.00% , 08/01/28 ..... 20 20,934
COP , 5.00% , 12/01/28 .............. 125 131,305
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/28 ..... 175 183,716
Series 2022B , RB , 5.00% , 11/15/28 ..... 50 52,490
Series 2022C , RB , 5.00% , 11/15/28 ..... 105 110,230
Series 2023A , RB , 5.00% , 11/15/28 ..... 275 288,510
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 60,108
City of Colorado Springs Utilities System
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 168,194
Series 2022A , RB , 5.00% , 11/15/28 ..... 435 457,278
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/28 ...... 250 263,247
Colorado Health Facilities Authority
Series 2019A , RB , 5.00% , 01/01/28 ..... 350 360,614
Series 2022A , RB , 5.00% , 11/01/28 ..... 400 416,170
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 550 566,180
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 211,583
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 40 41,475
Security
Par (000)
Par (000) Value
Colorado (continued)
E-470 Public Highway Authority
Series 2004A , RB , 0.00% , 09/01/28
( NPFGC )
(b)
.................... USD 1,055 $ 993,074
Series 2020A , RB , 5.00% , 09/01/28 ..... 255 266,270
Midcities Metropolitan District No. 2, Series
2022, RB, 5.00%, 12/01/28 .......... 35 36,292
Regional Transportation District, COP,
5.00%, 06/01/28 ................. 135 140,531
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 855 897,973
State of Colorado
COP , 5.00% , 03/15/28 .............. 210 217,520
Series 2018L , COP , 5.00% , 03/15/28 .... 100 103,581
Series 2018M , COP , 5.00% , 03/15/28 .... 85 88,044
Series 2018N , COP , 5.00% , 03/15/28 .... 50 51,790
Series K , COP , 5.00% , 03/15/28 ........ 75 76,097
COP , 5.00% , 06/15/28 .............. 330 343,420
Series 2018L , COP , 4.00% , 03/15/29 .... 25 25,439
Series 2018N , COP , 5.00% , 03/15/29 .... 45 46,570
Series 2018M , COP , 5.00% , 03/15/30 .... 45 46,519
University of Colorado
Series 2016B-1 , RB , 2.50% , 06/01/28 .... 85 84,233
Series 2023A , RB , 4.00% , 06/01/28 ..... 30 30,746
Series 2017A-1 , RB , 5.00% , 06/01/28 .... 25 26,065
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 250,223
Series 2024A , RB , 5.00% , 06/01/28 ..... 25 26,065
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 580 601,898
Weld County School District No. 6 Greeley,
Series 2021, GO, 5.00%, 12/01/28 (SAW) . 25 26,278
10,125,157
Connecticut — 1.6%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 50,161
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/28 500 521,747
State of Connecticut
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 142,623
Series 2021A , GO , 4.00% , 01/15/28 ..... 145 147,717
Series 2024C , GO , 5.00% , 03/01/28 ..... 60 62,137
Series 2025A , GO , 5.00% , 03/15/28 ..... 115 119,192
Series B , GO , 5.00% , 04/15/28 ........ 50 51,911
Series 2018B , GO , 5.00% , 04/15/28 ..... 585 607,364
Series 2019A , GO , 5.00% , 04/15/28 ..... 625 648,893
Series 2021B , GO , 3.00% , 06/01/28 ..... 85 85,213
Series 2020C , GO , 4.00% , 06/01/28 ..... 80 81,859
Series 2018C , GO , 5.00% , 06/15/28 ..... 565 588,607
Series 2021D , GO , 5.00% , 07/15/28 ..... 35 36,525
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 214,246
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 183,332
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 235,713
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 415,050
Series 2022G , GO , 5.00% , 11/15/28 ..... 115 120,837
Series 2024H , GO , 5.00% , 11/15/28 ..... 320 336,243
Series 2018C , GO , 5.00% , 06/15/30 ..... 25 25,949
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 338,796
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 103,327
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 213,291
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 152,538
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 615 635,293
Series 2021A , RB , 5.00% , 05/01/28 ..... 490 509,794
Series 2022A , RB , 5.00% , 07/01/28 ..... 730 761,836

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2022B , RB , 5.00% , 07/01/28 ..... USD 365 $ 381,084
Series A , RB , 5.00% , 09/01/28 ......... 675 676,203
Series B , RB , 5.00% , 09/01/28 ......... 265 265,472
Series 2021D , RB , 5.00% , 11/01/28 ..... 575 603,772
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 386,817
Series 2018A , RB , 5.00% , 01/01/30 ..... 55 56,622
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 255,592
Series 2018A , RB , 5.00% , 01/01/31 ..... 20 20,562
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/28 ( SAP ) . 55 55,560
Series 2020A , RB , 5.00% , 02/15/28 ( SAP ) . 30 31,026
Series 2022A , RB , 5.00% , 05/01/28 ( SAP ) . 20 20,773
Series 2018A , RB , 5.00% , 04/15/30 ( SAP ) . 165 170,740
Series 2019A , RB , 5.00% , 11/01/30 ( SAP ) . 250 261,085
10,575,502
Delaware — 0.5%
City of Wilmington, Series 2020A, GO,
4.00%, 01/01/28 ................. 40 40,713
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 225,693
Delaware State Health Facilities Authority, Series
2020A, RB, 5.00%, 10/01/28 ......... 40 41,860
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 481 502,104
Series 2020 , RB , 5.00% , 07/01/28 ...... 215 224,433
Series 2024 , RB , 5.00% , 07/01/28 ...... 20 20,877
Series 2020 , RB , 5.00% , 09/01/28 ...... 600 627,619
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 343 354,463
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 273,856
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 88,003
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 445,194
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,739
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 141,026
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 180,684
Series 2018A , GO , 5.00% , 02/01/29 ..... 20 20,685
3,201,949
District of Columbia — 1.1%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 284,467
Series 2017D , GO , 5.00% , 06/01/28 ..... 445 453,131
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 270,738
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 156,195
Series D , GO , 5.00% , 06/01/28 ........ 160 161,158
Series 2019A , GO , 5.00% , 10/15/28 ..... 715 750,003
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,195 1,254,698
Series 2018A , GO , 5.00% , 06/01/31 ..... 270 279,723
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 388,589
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 207,248
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 98,786
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 681,349
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 377,362
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 188,797
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 262,218
Series B , RB , 5.00% , 10/01/28 ......... 40 40,603
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 201,942
Series 2018B , RB , 5.00% , 10/01/30 ..... 135 139,533
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 132,729
Series A-1 , RB , 5.00% , 07/01/28 ....... 115 117,415
Series 2020A , RB , 5.00% , 07/15/28 ..... 225 234,975
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2023A , RB , 5.00% , 07/15/28 ..... USD 730 $ 762,364
7,444,023
Florida — 5.8%
Brevard County School District, Series 2024A,
COP, 5.00%, 07/01/28 ............. 50 52,012
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/28 ..... 600 600,648
Series 2018 , RB , 5.00% , 07/01/28 ...... 120 124,989
Series 2019A , RB , 5.00% , 07/01/28 ..... 130 135,404
Series 2019B , RB , 5.00% , 07/01/28 ..... 210 218,730
Series 2021 , RB , 5.00% , 07/01/28 ...... 655 682,977
Series 2021D , RB , 5.00% , 07/01/28 ..... 20 20,831
Series 2018 , RB , 5.00% , 07/01/29 ...... 70 72,808
Series 2018 , RB , 5.00% , 07/01/30 ...... 25 26,087
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/28 ..... 20 20,365
Series 2024A , GO , 5.00% , 06/01/28 ..... 20 20,844
City of Fort Lauderdale, Series 2020A, GO,
5.00%, 07/01/28 ................. 20 20,847
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/28 ......... 320 328,243
City of Jacksonville
Series 2019A , RB , 5.00% , 08/15/28 ..... 20 20,824
Series 2021A , RB , 5.00% , 10/01/28 ..... 100 104,672
Series 2022A , RB , 5.00% , 10/01/28 ..... 80 83,738
Series 2024 , RB , 5.00% , 10/01/28 ...... 620 648,969
City of Tampa, Series 2018, 5.00%, 05/01/28 . 25 25,953
County of Broward, Series 2021, RB,
5.00%, 09/01/28 ................. 20 20,892
County of Clay, Series 2020, RB,
5.00%, 10/01/28 ................. 50 52,272
County of Miami-Dade
Series 2017A , RB , 5.00% , 04/01/28 ..... 75 76,099
Series 2019B , RB , 5.00% , 04/01/28 ..... 35 36,326
Series 2020 , RB , 5.00% , 04/01/28 ...... 460 477,425
Series 2023A , RB , 5.00% , 04/01/28 ..... 45 46,705
Series 2025 , RB , 5.00% , 06/01/28 ...... 630 655,343
Series 2016A , GO , 4.00% , 07/01/28 ..... 30 30,603
Series 2015D , GO , 5.00% , 07/01/28 ..... 210 210,344
Series 2018A , GO , 5.00% , 07/01/28 ..... 215 223,857
Series 2020 , GO , 5.00% , 07/01/28 ...... 70 72,977
Series 2021A , GO , 5.00% , 07/01/28 ..... 120 124,943
Series 2024A , GO , 5.00% , 07/01/28 ..... 125 130,315
Series 2025A , GO , 5.00% , 07/01/28 ..... 70 72,977
Series 2009C , RB , 0.00% , 10/01/28
(b)
.... 25 23,450
Series 2016 , RB , 5.00% , 10/01/28 ...... 60 60,203
Series A , RB , 5.00% , 10/01/28 ......... 1,830 1,836,490
County of Miami-Dade Transit System
Series 2017 , RB , 3.00% , 07/01/28 ...... 100 100,016
Series 2019 , RB , 5.00% , 07/01/28 ...... 760 791,162
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/28 ..... 1,385 1,420,835
Series 2021 , RB , 5.00% , 10/01/28 ...... 485 507,766
Series 2024B , RB , 5.00% , 10/01/28 ..... 125 130,841
Series 2025A , RB , 5.00% , 10/01/28 ..... 30 31,402
Series 2019 , RB , 5.00% , 10/01/30 ...... 120 125,087
County of Okaloosa, Series 2025, RB,
5.00%, 07/01/28 ................. 20 20,858
County of Polk
Series 2020 , RB , 5.00% , 10/01/28 ...... 45 47,103
Series 2025 , RB , 5.00% , 12/01/28 ...... 30 31,499
Florida Department of Environmental Protection
Series 2016A , RB , 2.00% , 07/01/28 ..... 100 98,524
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,375 1,434,804

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2018A , RB , 5.00% , 07/01/28 ..... USD 300 $ 313,048
Series 2019A , RB , 5.00% , 07/01/28 ..... 20 20,870
Series 2022A , RB , 5.00% , 07/01/28 ..... 40 41,740
Florida Department of Management Services
Series 2018A , COP , 5.00% , 11/01/28 .... 195 204,666
Series 2021A , COP , 5.00% , 11/01/28 .... 20 20,991
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/28 . 350 350,596
Florida Municipal Power Agency
Series 2018A , RB , 4.00% , 10/01/28 ..... 20 20,240
Series 2016A , RB , 5.00% , 10/01/28 ..... 195 195,687
Series 2019A , RB , 5.00% , 10/01/28 ..... 220 230,232
Series 2021B , RB , 5.00% , 10/01/28 ..... 270 282,558
Series 2025A , RB , 5.00% , 10/01/28 ..... 205 214,535
Fort Pierce Utilities Authority, Series 2022A, RB,
5.00%, 10/01/28 ................. 20 20,836
Greater Orlando Aviation Authority, Series
2016B, RB, 5.00%, 10/01/28 ......... 20 20,051
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 860 882,023
Series 2016A , COP , 5.00% , 07/01/28 .... 335 335,511
COP , 5.00% , 07/01/29 .............. 25 25,950
Series 2018 , COP , 5.00% , 07/01/30 ..... 985 1,020,446
JEA Electric System
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 705 738,244
Series 3 , RB , 5.00% , 10/01/28 ......... 25 26,163
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 680 713,820
Lee County Industrial Development Authority,
Series 2019A-1, RB, 5.00%, 04/01/28 .... 870 897,660
Manatee County School District, COP,
5.00%, 07/01/28 ................. 20 20,831
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/28 ............. 50 51,521
Orange County Convention Center, Series 2017,
RB, 5.00%, 10/01/28 .............. 440 460,672
Orange County School Board
Series 2017C , COP , 5.00% , 08/01/28 .... 510 531,980
Series 2021A , COP , 5.00% , 08/01/28 .... 305 318,145
Orlando Utilities Commission
Series 2018A , RB , 5.00% , 10/01/28 ..... 70 71,852
Series 2019A , RB , 5.00% , 10/01/28 ..... 35 36,703
Series 2021A , RB , 5.00% , 10/01/28 ..... 130 136,326
Series 2023A , RB , 5.00% , 10/01/28 ..... 25 26,216
Series 2024A , RB , 5.00% , 10/01/28 ..... 525 550,546
Palm Beach County School District
Series 2017B , COP , 5.00% , 08/01/28 .... 550 572,616
Series 2018B , COP , 5.00% , 08/01/28 .... 1,565 1,629,352
Series 2018C , COP , 5.00% , 08/01/28 .... 65 67,776
Series 2022B , COP , 5.00% , 08/01/28 .... 345 359,186
Series 2025A , COP , 5.00% , 08/01/28 .... 150 156,168
Series 2018C , COP , 5.00% , 08/01/29 .... 295 306,675
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/28 ................. 775 810,214
School Board of Miami-Dade County (The)
Series 2026A , COP , 5.00% , 02/01/28 .... 1,000 1,033,234
Series 2017 , GO , 5.00% , 03/15/28 ...... 85 86,190
Series 2022A , GO , 5.00% , 03/15/28 ( BAM ) 170 176,441
Series 2025A , COP , 5.00% , 05/01/28 .... 1,360 1,412,313
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/28 .... 245 254,906
Series 2021 , GO , 5.00% , 07/01/28 ...... 55 57,203
Series 2022 , GO , 5.00% , 07/01/28 ...... 105 109,206
Series 2022A , COP , 5.00% , 07/01/28 .... 70 72,830
Series 2025 , GO , 5.00% , 07/01/28 ...... 45 46,845
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 07/01/28 .... USD 20 $ 20,847
Series 2019 , GO , 5.00% , 07/01/29 ...... 75 77,994
Series 2019 , GO , 5.00% , 07/01/30 ...... 115 119,416
State of Florida
Series 2016G , GO , 5.00% , 06/01/28 ..... 25 25,457
Series 2017B , GO , 5.00% , 06/01/28 ..... 265 269,844
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 104,187
Series 2022C , GO , 5.00% , 06/01/28 ..... 220 229,210
Series 2021B , GO , 5.00% , 06/01/28 ..... 50 52,093
Series 2020B , GO , 5.00% , 06/01/28 ..... 87 90,642
Series 2020A , GO , 5.00% , 06/01/28 ..... 40 41,675
Series 2024B , GO , 5.00% , 06/01/28 ..... 75 78,140
Series 2019C , GO , 5.00% , 06/01/28 ..... 330 343,816
Series 2019D , GO , 5.00% , 06/01/28 ..... 295 307,350
Series 2024A , GO , 5.00% , 07/01/28 ..... 30 31,328
Series 2022A , GO , 5.00% , 07/01/28 ..... 605 631,775
Series 2021B , GO , 5.00% , 07/01/28 ..... 20 20,885
Series 2020A , GO , 5.00% , 07/01/28 ..... 155 161,860
Series 2025B , GO , 5.00% , 07/01/28 ..... 55 57,434
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 198,409
Series 2018A , GO , 5.00% , 07/01/28 ..... 20 20,885
Series 2017A , GO , 5.00% , 07/01/28 ..... 188 191,964
Series 2019A , GO , 5.00% , 07/01/28 ..... 20 20,885
Series 2018B , GO , 5.00% , 06/01/29 ..... 25 25,997
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 104,160
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 228,362
Series 2018B , GO , 4.00% , 07/01/30 ..... 40 40,780
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 77,844
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 680 707,637
Series 2020 , RB , 5.00% , 07/01/28 ...... 565 589,359
Series 2021A , RB , 5.00% , 07/01/28 ..... 20 20,813
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 103,713
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 341,702
State of Florida Department of Transportation
Turnpike System
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,414
Series 2018A , RB , 5.00% , 07/01/28 ..... 155 161,653
Series 2019A , RB , 5.00% , 07/01/28 ..... 220 229,443
Series 2019B , RB , 5.00% , 07/01/28 ..... 225 234,658
Series 2020A , RB , 5.00% , 07/01/28 ..... 575 599,680
Series 2020B , RB , 5.00% , 07/01/28 ..... 135 140,795
Series 2021A , RB , 5.00% , 07/01/28 ..... 45 46,932
Series 2021B , RB , 5.00% , 07/01/28 ..... 305 318,091
Series 2022A , RB , 5.00% , 07/01/28 ..... 280 292,018
Series 2024D , RB , 5.00% , 07/01/28 ..... 25 26,073
Series 2025A , RB , 5.00% , 07/01/28 ..... 40 41,717
Series 2023A , RB , 5.50% , 07/01/28 ..... 100 105,217
Series 2018A , RB , 5.00% , 07/01/29 ..... 30 31,260
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,350 1,408,716
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 260,873
Series 2022A , RB , 5.00% , 07/01/28 ..... 25 26,087
Volusia County School Board
COP , 5.00% , 08/01/28 .............. 455 472,812
Series 2021A , COP , 5.00% , 08/01/28 .... 70 72,740
Series 2025B , COP , 5.00% , 08/01/28 .... 190 197,550
38,055,065
Georgia — 1.6%
Atlanta Urban Residential Finance Authority
(a)
Series 2024B , RB , VRDN, 2.92% , 05/01/28 1,000 997,702
Series 2025B , RB , VRDN, 2.97% , 12/01/28 100 99,000
Augusta Development Authority, Series 2018,
RB, 5.00%, 07/01/28 .............. 155 160,567

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/28 ................. USD 25 $ 26,233
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/28 ..... 80 83,434
Series 2022A , RB , 5.00% , 07/01/28 ..... 245 255,516
City of Atlanta Water & Wastewater
Series 2017A , RB , 5.00% , 11/01/28 ..... 130 133,669
Series 2018B , RB , 5.00% , 11/01/28 ..... 25 25,705
Series 2018C , RB , 5.00% , 11/01/28 ..... 200 205,644
Series 2019 , RB , 5.00% , 11/01/28 ...... 20 21,010
Series 2004 , RB , 5.75% , 11/01/28 ...... 200 213,523
Columbia County School District, Series 2023,
GO, 5.00%, 04/01/28 (SAW) ......... 20 20,768
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 35 36,203
Series 2018 , GO , 5.00% , 02/01/30 ...... 265 273,635
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 640 667,836
Series 2022 , RB , 5.00% , 07/01/28 ...... 340 354,788
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 375 390,290
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 198,792
Henry County School District, Series 2021, GO,
4.00%, 08/01/28 (SAW) ............ 230 235,840
Henry County Water Authority, Series 2005, RB,
5.25%, 02/01/28 (NPFGC) ........... 45 46,666
Main Street Natural Gas, Inc., Series 2021C, RB,
VRDN, 4.00%, 12/01/28
(a)
........... 875 879,464
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 88,841
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 156,778
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 381,494
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 315 316,599
Series 2020 , RB , 5.00% , 01/01/28 ...... 40 41,264
Series 2024A , RB , 5.00% , 01/01/28 ..... 75 77,369
Series 2020A , RB , 5.00% , 11/01/28 ..... 1,235 1,294,621
Series HH , RB , 5.00% , 01/01/29 ....... 65 66,903
State of Georgia
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 475,541
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 302,703
Series 2016F , GO , 5.00% , 07/01/28 ..... 115 116,170
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 391,739
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 470,087
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 340,110
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 352,653
Series 2018A , GO , 5.00% , 07/01/29 ..... 200 208,474
Series 2018A , GO , 5.00% , 07/01/30 ..... 360 374,593
10,782,224
Hawaii — 1.4%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/28 ..... 380 389,643
Series 2019B , RB , 5.00% , 07/01/28 ..... 595 621,117
Series 2022A , RB , 5.00% , 07/01/28 ..... 175 182,681
Series 2023 , RB , 5.00% , 07/01/28 ...... 30 31,317
City & County of Honolulu
Series 2023D , GO , 5.00% , 03/01/28 ..... 165 171,036
Series 2021E , GO , 5.00% , 03/01/28 ..... 420 435,365
Series 2020C , GO , 4.00% , 07/01/28 ..... 35 35,888
Series 2021A , GO , 5.00% , 07/01/28 ..... 30 31,317
Series 2024A , GO , 5.00% , 07/01/28 ..... 50 52,195
Series 2022C , GO , 5.00% , 07/01/28 ..... 305 318,387
Series 2020F , GO , 5.00% , 07/01/28 ..... 45 46,975
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2021B , GO , 5.00% , 07/01/28 ..... USD 60 $ 62,634
Series 2019C , GO , 4.00% , 08/01/28 ..... 520 533,631
Series D , GO , 5.00% , 09/01/28 ........ 280 287,057
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 397,972
Series C , GO , 5.00% , 10/01/28 ........ 20 20,978
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 950,689
Series 2019A , GO , 5.00% , 09/01/29 ..... 245 255,654
Series 2018A , GO , 5.00% , 09/01/29 ..... 95 99,131
Series 2019A , GO , 5.00% , 09/01/30 ..... 840 874,932
Series 2018A , GO , 5.00% , 09/01/30 ..... 115 119,806
County of Hawaii
Series E , GO , 2.25% , 09/01/28 ........ 45 44,046
Series A , GO , 5.00% , 09/01/28 ........ 425 426,003
Series 2025 , GO , 5.00% , 09/01/28 ...... 20 20,942
County of Maui
Series 2021 , GO , 5.00% , 03/01/28 ...... 20 20,744
Series 2018 , GO , 5.00% , 09/01/28 ...... 55 57,601
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/28 .... 120 123,993
Series 2019FW , GO , 5.00% , 01/01/28 .... 135 139,493
Series FK , GO , 5.00% , 05/01/28 ....... 50 50,842
Series FG , GO , 5.00% , 10/01/28 ....... 250 250,954
Series FH , GO , 5.00% , 10/01/28 ....... 175 175,668
Series FN , GO , 5.00% , 10/01/28 ....... 265 272,080
Series 2018FT , GO , 5.00% , 01/01/29 .... 520 536,721
Series 2018FT , GO , 5.00% , 01/01/30 .... 75 77,303
Series 2018FT , GO , 5.00% , 01/01/31 .... 495 509,611
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 293,009
University of Hawaii
Series 2017D , RB , 3.00% , 10/01/28 ..... 50 50,003
Series 2020B , RB , 5.00% , 10/01/28 ..... 40 41,915
Series 2020D , RB , 5.00% , 10/01/28 ..... 30 31,436
9,040,769
Idaho — 0.1%
Idaho Housing & Finance Association
Series 2024A , RB , 3.35% , 07/01/28 ( GNMA/
FNMA/FHLMC ) ................. 225 225,821
Series 2023A , RB , 5.00% , 08/15/28 ..... 200 209,290
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/28 .............. 500 520,933
956,044
Illinois — 4.3%
Board of Trustees of the University of Illinois
(The), Series 2023A, RB, 5.00%, 04/01/28 . 175 181,487
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... 230 237,492
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/28 ..... 80 82,415
Series 2022D , RB , 5.00% , 01/01/28 ..... 410 422,376
Series 2024D , RB , 5.00% , 01/01/28 ..... 610 628,413
Series 2024F , RB , 5.00% , 01/01/28 ..... 265 272,999
Series 2025D , RB , 5.00% , 01/01/28 ..... 195 200,886
Series C , RB , 5.00% , 01/01/28 ......... 165 166,466
Series D , RB , 5.25% , 01/01/28 ......... 285 287,821
Series E , RB , 5.25% , 01/01/28 ......... 690 696,830
Series F , RB , 5.25% , 01/01/28 ......... 25 25,247
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 140 144,921
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/28 . 560 584,509
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 500 510,031

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/28 ..... USD 35 $ 35,993
City of Chicago Waterworks, Series 2023B, RB,
5.00%, 11/01/28 ................. 55 57,519
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/28 (BAM) ............ 615 634,864
Cook County Community Consolidated School
District No. 59 Elk Grove, Series 2020, GO,
5.00%, 03/01/28 ................. 20 20,693
Cook Kane Lake & McHenry Counties
Community College District No. 512, Series
2017B, GO, 5.00%, 12/01/28 ......... 60 62,847
County of Cook
Series 2021B , GO , 4.00% , 11/15/28 ..... 215 219,793
Series 2018 , RB , 5.00% , 11/15/28 ...... 125 128,463
Series 2021A , GO , 5.00% , 11/15/28 ..... 145 151,736
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,090 1,140,637
County of Will
Series 2021 , GO , 5.00% , 11/15/28 ...... 125 131,090
Series 2025B , GO , 5.00% , 11/15/28 ..... 55 57,680
Du Page Cook & Will Counties Community
College District No. 502
Series 2021 , GO , 5.00% , 06/01/28 ...... 25 25,955
Series 2023 , GO , 5.00% , 06/01/28 ...... 95 98,628
DuPage County Community Unit School District
No. 200 Wheaton-Warrenville, Series 2026,
GO, 5.00%, 01/15/28 .............. 20 20,616
DuPage County Forest Preserve District
Series 2022 , GO , 5.00% , 11/01/28 ...... 75 78,569
Series 2025 , GO , 5.00% , 11/01/28 ...... 540 565,696
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/28 ...... 200 201,835
Series 2019 , RB , 5.00% , 07/01/28 ...... 720 750,904
Series 2021A , RB , 5.00% , 10/01/28 ..... 805 840,250
Series 2015 , RB , 5.00% , 12/01/28 ...... 255 267,933
Illinois Municipal Electric Agency, Series 2025A,
RB, 5.00%, 02/01/28 .............. 30 30,975
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 840 841,390
Series 2017A , RB , 5.00% , 01/01/28 ..... 45 46,428
Series 2018A , RB , 5.00% , 01/01/28 ..... 1,640 1,692,038
Series 2019B , RB , 5.00% , 01/01/28 ..... 290 299,202
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,105 1,140,062
Series 2024A , RB , 5.00% , 01/01/28 ..... 45 46,428
Series 2017A , RB , 5.00% , 01/01/29 ..... 85 87,554
Series 2017A , RB , 5.00% , 01/01/30 ..... 25 25,712
Lake County School District No. 112 North Shore
Series 2019 , GO , 5.00% , 06/01/28 ...... 90 93,421
Series 2024 , GO , 5.00% , 12/01/28 ...... 20 20,935
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/28 ..... 160 168,145
Series 2021C , GO , 5.00% , 12/01/28 ..... 300 315,271
Series 2024C , GO , 5.00% , 12/01/28 ..... 255 267,981
Series A , GO , 5.00% , 12/01/28 ........ 310 312,235
Series B , GO , 5.00% , 12/01/28 ........ 65 65,469
Public Building Commission of Chicago, Series
2006, RB, 5.25%, 03/01/28 (AMBAC) .... 100 103,131
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/28 ..... 260 264,605
Series 2002A , RB , 6.00% , 07/01/28 ( NPFGC ) 25 26,511
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/28 ..... 370 380,961
Series 2021A , RB , 5.00% , 01/01/28 ..... 750 772,218
Series 2023A , RB , 5.00% , 01/01/28 ..... 260 267,702
Security
Par (000)
Par (000) Value
Illinois (continued)
Southwestern Illinois Development Authority,
Series 2020, RB, 5.00%, 04/15/28 ...... USD 110 $ 113,533
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 464,703
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,540 1,588,351
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 268,163
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,225 1,263,461
Series 2024B , GO , 5.00% , 05/01/28 ..... 220 227,571
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 414,893
Series 2018A , GO , 5.00% , 10/01/28 ..... 2,095 2,181,975
Series 2016 , GO , 5.00% , 11/01/28 ...... 500 502,230
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 686,203
Series 2019A , GO , 5.00% , 11/01/28 ..... 675 703,885
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 319,945
Series 2018A , GO , 5.00% , 05/01/30 ..... 120 123,781
Series 2018A , GO , 5.00% , 10/01/30 ..... 215 223,104
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/28 ..... 35 35,699
Series 2018A , RB , 5.00% , 06/15/28 ( BAM ) 65 67,591
Series 2021C , RB , 5.00% , 06/15/28 ..... 740 768,806
Series 2025A , RB , 5.00% , 06/15/28 ..... 100 103,893
Series 2026B , RB , 5.00% , 06/15/28 ..... 290 301,289
Will County School District No. 86 Joliet, Series
2022, GO, 4.00%, 03/01/28 (BAM) ...... 25 25,386
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/28 ................. 640 638,468
28,224,898
Indiana — 2.5%
Avon Community School Building Corp., Series
2023, RB, 5.00%, 01/15/28 (ST INTERCEPT) 20 20,585
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/28 ..... 760 762,695
Series 2018A , RB , 5.00% , 10/01/28 ..... 440 460,587
Series 2018A , RB , 5.00% , 10/01/30 ..... 670 697,086
Crown Point Multi School Building Corp., Series
2023, RB, 5.00%, 01/15/28 (ST INTERCEPT) 40 41,175
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 673,161
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 129,454
Series 2021A , RB , 5.00% , 02/01/28 ..... 20 20,713
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 595,489
Series 2025D , RB , 5.00% , 02/01/28 ..... 40 41,425
Series 2018A , RB , 5.00% , 02/01/28 ..... 130 134,632
Series D , RB , 5.00% , 02/01/28 ......... 25 25,042
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 357,293
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,430 1,469,932
Series 2021A , RB , 5.00% , 07/01/28 ..... 25 25,762
Series 2016 , RB , 5.00% , 09/01/28 ...... 20 20,041
Series 2021-1 , RB , 5.00% , 10/01/28 ..... 500 523,395
Series 2021-2 , RB , 5.00% , 10/01/28 ..... 75 78,332
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 105,368
Series 2022A , RB , 5.00% , 10/01/28 ..... 180 188,422
Series 2022B , RB , 5.00% , 10/01/28 ..... 75 78,509
Series 2025A , RB , 5.00% , 10/01/28 ..... 20 20,884
Series 2017A , RB , 5.00% , 11/01/28 ..... 225 234,493
Series 2017C , RB , 5.00% , 11/01/28 ..... 100 102,469
Series 2025A-1 , RB , 5.00% , 11/15/28 .... 95 99,409
Series 2018A , RB , 5.00% , 02/01/29 ..... 140 144,569
Series 2017C , RB , 5.00% , 02/01/29 ..... 370 382,075
Series 2018A , RB , 5.00% , 02/01/30 ..... 70 72,159
Series 2017C , RB , 5.00% , 02/01/30 ..... 690 711,284

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/28 ..... USD 115 $ 118,213
Series 2019A , RB , 5.00% , 01/01/28 ..... 195 200,449
Series 2022A , RB , 5.00% , 01/01/28 ..... 95 97,655
Series 2025A , RB , 5.00% , 01/01/28 ..... 1,000 1,028,643
Series 2017A , RB , 5.00% , 01/01/29 ..... 45 46,332
Series 2017A , RB , 5.00% , 01/01/30 ..... 455 467,808
Indiana University
Series 2016A , RB , 5.00% , 06/01/28 ..... 375 375,630
Series 2017A , RB , 5.00% , 06/01/28 ..... 25 25,467
Series 2020A , RB , 5.00% , 06/01/28 ..... 155 161,461
Series X , RB , 3.00% , 08/01/28 ......... 20 20,002
Series Y , RB , 5.00% , 08/01/28 ......... 50 51,100
Series Z-1 , RB , 5.00% , 08/01/28 ....... 110 114,917
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/28 ..... 320 329,875
Series 2017A , RB , 5.00% , 01/15/28 ..... 580 585,301
Series 2025C , RB , 5.00% , 01/15/28 ..... 25 25,792
Series 2025D , RB , 5.00% , 01/15/28 ..... 100 103,200
Series 2019A , RB , 5.00% , 02/01/28 ..... 425 438,865
Series 2022B , RB , 5.00% , 02/01/28 ..... 195 201,362
Series 2021A , RB , 5.00% , 06/01/28 ..... 65 67,565
Series 2025A , RB , 5.00% , 07/15/28 ..... 550 572,976
Series 2017C , RB , 5.00% , 01/01/31 ..... 710 727,999
Purdue University
Series 2022A , RB , 5.00% , 07/01/28 ..... 70 73,045
Series 2023A , RB , 5.00% , 07/01/28 ..... 35 36,522
Series EE , RB , 5.00% , 07/01/28 ........ 690 720,011
Tippecanoe County School Building Corp.,
Series 2019, RB, 4.00%, 01/15/28 (ST
INTERCEPT) ................... 1,510 1,534,369
16,340,999
Iowa — 0.7%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 765 796,442
Series 2021A , GO , 5.00% , 06/01/28 ..... 35 36,439
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 150,960
Series 2022A , GO , 5.00% , 06/01/28 ..... 50 52,055
Series 2025A , GO , 5.00% , 06/01/28 ..... 40 41,644
Series 2020D , GO , 4.00% , 06/01/29 ..... 25 25,501
Series 2020D , GO , 4.00% , 06/01/30 ..... 20 20,343
County of Polk
Series 2020A , GO , 3.00% , 06/01/28 ..... 375 376,128
Series 2020A , GO , 3.00% , 06/01/29 ..... 30 29,983
Des Moines Independent Community School
District Sales Services & Use Tax, Series
2021, RB, 5.00%, 06/01/28 .......... 80 82,896
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 102,239
Series 2020A , RB , 5.00% , 08/01/28 ..... 570 596,047
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 230,141
Series 2019A , RB , 5.00% , 08/01/30 ..... 200 208,263
Series 2019A , RB , 5.00% , 08/01/31 ..... 125 129,978
State of Iowa
Series 2016A , RB , 5.00% , 06/01/28 ..... 145 145,272
Series 2020A , GO , 5.00% , 06/01/28 ..... 30 31,234
State of Iowa Board of Regents
Series 2019 , RB , 5.00% , 09/01/28 ...... 30 30,693
Series 2022A , RB , 5.00% , 09/01/28 ..... 70 73,019
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,050 1,095,280
Series S U I 2021A , RB , 5.00% , 09/01/28 . 25 26,078
Security
Par (000)
Par (000) Value
Iowa (continued)
Series S U I 2022C , RB , 5.00% , 09/01/28 . USD 240 $ 250,350
4,530,985
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/28 ................. 60 61,491
Johnson County Unified School District
No. 229 Blue Valley, Series 2025B, GO,
5.00%, 10/01/28 ................. 50 52,415
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/28 ................. 60 62,949
Kansas Development Finance Authority
Series 2022D , RB , 5.00% , 04/01/28 ..... 140 145,213
Series 2019SRF , RB , 5.00% , 05/01/28 ... 20 20,797
Series 2020B , RB , 5.00% , 05/01/28 ..... 320 332,481
Series 2021A , RB , 5.00% , 05/01/28 ..... 30 31,170
Series 2021P , RB , 5.00% , 05/01/28 ..... 50 51,950
Series 2023SRF , RB , 5.00% , 05/01/28 ... 30 31,196
Series 2025A , RB , 7.00% , 05/01/28 ..... 20 21,457
Series 2020R , RB , 5.00% , 11/01/28 ..... 265 277,504
Series 2020P , RB , 4.00% , 06/01/30 ..... 590 599,071
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 260 272,253
Sedgwick County Unified School District No. 265
Goddard
Series 2016A , GO , 5.00% , 10/01/28 ..... 60 62,743
Series 2016B , GO , 5.00% , 10/01/28 ..... 120 120,458
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/28 50 50,639
Seward County Unified School District No. 480
Liberal, Series 2017, GO, 4.00%, 09/01/28 . 130 131,581
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 485 497,107
Series 2018A , RB , 5.00% , 09/01/28 ..... 380 389,486
Series 2024A , RB , 5.00% , 09/01/28 ..... 305 319,185
3,531,146
Kentucky — 1.1%
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2020, RB,
2.00%, 08/01/31 ................. 500 450,650
Kentucky Infrastructure Authority
Series 2018A , RB , 5.00% , 02/01/28 ..... 25 25,828
Series 2018A , RB , 5.00% , 02/01/30 ..... 680 701,279
Series 2018A , RB , 5.00% , 02/01/31 ..... 30 30,903
Kentucky Public Energy Authority, Series 2019C,
RB, VRDN, 4.00%, 02/01/28
(a)
........ 2,530 2,548,648
Kentucky State Property & Building Commission
RB , 5.00% , 02/01/28 ............... 120 124,008
RB , 5.00% , 04/01/28 ............... 85 86,247
Series A , RB , 5.00% , 04/01/28 ......... 620 642,881
Series B , RB , 5.00% , 04/01/28 ......... 30 31,107
RB , 5.00% , 05/01/28 ............... 75 77,899
Series A , RB , 5.00% , 05/01/28 ......... 275 285,631
Series A , RB , 5.00% , 10/01/28 ......... 170 178,027
Series 2024A , RB , 5.00% , 11/01/28 ..... 30 31,489
Series 2024B , RB , 5.00% , 11/01/28 ..... 455 477,584
Series 2024C , RB , 5.00% , 11/01/28 ..... 20 20,993
Series A , RB , 5.00% , 11/01/28 ......... 175 183,687
Series A , RB , 5.00% , 11/01/28 ......... 25 26,274
Series B , RB , 5.00% , 11/01/28 ( SAP ) .... 270 271,461
RB , 5.00% , 05/01/30 ............... 20 20,693
Kentucky Turnpike Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 190 197,975

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series B , RB , 5.00% , 07/01/28 ......... USD 45 $ 45,912
Louisville & Jefferson County Metropolitan
Government
Series 2020A , GO , 4.00% , 10/01/28 ..... 415 420,535
Series 2025A , GO , 5.00% , 11/01/28 ..... 45 47,314
Series 2023A , GO , 5.00% , 12/01/28 ..... 35 36,856
Louisville & Jefferson County Metropolitan
Sewer District
Series 2020A , RB , 5.00% , 05/15/28 ..... 110 114,338
Series 2022A , RB , 5.00% , 05/15/28 ..... 20 20,789
Series 2020A , RB , 5.00% , 05/15/29 ..... 60 62,288
Louisville Water Co.
Series 2022 , RB , 5.00% , 11/15/28 ...... 65 68,332
Series 2025 , RB , 5.00% , 11/15/28 ...... 35 36,794
Scott County School District Finance Corp.,
Series 2016, RB, 4.00%, 02/01/28 (ST
INTERCEPT) ................... 100 101,382
7,367,804
Louisiana — 1.1%
City of New Orleans, Series 2021A, GO,
5.00%, 12/01/28 ................. 65 67,270
East Baton Rouge Sewerage Commission,
Series 2020A, RB, 5.00%, 02/01/28 ..... 30 31,046
New Orleans Aviation Board
Series 2018 , RB , 5.00% , 01/01/28 ...... 50 51,544
Series 2018B , RB , 5.00% , 10/01/28 ..... 20 20,812
Parish of St. John the Baptist, Series 2017C, RB,
VRDN, 3.30%, 07/03/28
(a)
........... 1,250 1,273,602
State of Louisiana
Series 2019A , GO , 5.00% , 03/01/28 ..... 20 20,728
Series 2020A , GO , 5.00% , 03/01/28 ..... 65 67,367
Series 2021A , GO , 5.00% , 03/01/28 ..... 320 331,651
Series 2017A , GO , 5.00% , 04/01/28 ..... 25 25,375
Series 2024-A , GO , 5.00% , 05/01/28 .... 25 26,001
Series 2016B , GO , 5.00% , 08/01/28 ..... 170 170,000
Series 2016A , GO , 5.00% , 09/01/28 ..... 620 621,105
Series 2019A , RB , 5.00% , 09/01/28 ..... 660 690,013
Series 2021 , RB , 5.00% , 09/01/28 ...... 1,265 1,322,526
Series 2023 , RB , 5.00% , 09/01/28 ...... 330 345,007
Series 2024E , GO , 5.00% , 09/01/28 ..... 35 36,613
Series 2017B , GO , 5.00% , 10/01/28 ..... 465 477,263
Series 2024C , GO , 5.00% , 12/01/28 ..... 525 551,628
Series 2019A , RB , 5.00% , 09/01/29 ..... 680 707,907
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/28 ..... 110 114,405
Series C , RB , 5.00% , 05/01/28 ......... 150 154,107
7,105,970
Maine — 0.6%
City of Portland
Series 2021 , GO , 5.00% , 04/01/28 ...... 190 197,386
Series 2023 , GO , 6.50% , 11/01/28 ...... 20 21,672
Maine Governmental Facilities Authority
Series 2018A , RB , 5.00% , 10/01/28 ..... 60 62,713
Series 2020A , RB , 5.00% , 10/01/28 ..... 220 229,949
Series 2025A , RB , 5.00% , 10/01/28 ..... 115 120,201
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 100 100,167
Series 2020A , RB , 5.00% , 09/01/28 ..... 85 88,772
Series 2022A , RB , 5.00% , 09/01/28 ..... 45 46,997
Series 2018A , RB , 5.00% , 11/01/28 ..... 240 252,272
Series 2018B , RB , 5.00% , 11/01/28 ..... 50 52,557
Series 2019A , RB , 5.00% , 11/01/28 ..... 65 68,324
Series 2020A , RB , 5.00% , 11/01/28 ..... 40 42,045
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2021A , RB , 5.00% , 11/01/28 ..... USD 35 $ 36,790
Series 2023A , RB , 5.00% , 11/01/28 ..... 40 42,045
Series 2023B , RB , 5.00% , 11/01/28 ..... 120 126,136
Series 2024A , RB , 5.00% , 11/01/28 ..... 35 36,790
Series 2024B , RB , 5.00% , 11/01/28 ..... 145 152,414
Series C , RB , 5.00% , 11/01/28 ......... 305 313,404
Maine State Housing Authority, Series 2020G,
RB, 1.45%, 11/15/28 .............. 280 265,557
Maine Turnpike Authority
Series 2018 , RB , 5.00% , 07/01/28 ...... 50 52,146
Series 2022 , RB , 5.00% , 07/01/28 ...... 205 213,799
Series 2018 , RB , 5.00% , 07/01/29 ...... 55 57,290
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 170 177,117
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 911,632
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 317,769
Series 2021B , GO , 5.00% , 06/01/28 ..... 220 229,210
Series 2022B , GO , 5.00% , 06/01/28 ..... 70 72,931
4,288,085
Maryland — 2.8%
City of Baltimore
Series 2017A , RB , 5.00% , 07/01/28 ..... 60 60,444
Series 2019A , RB , 5.00% , 07/01/28 ..... 385 400,932
Series 2020A , RB , 5.00% , 07/01/28 ..... 25 26,035
Series 2020A , GO , 4.00% , 10/15/28 ..... 100 102,537
Series 2021A , GO , 4.00% , 10/15/28 ..... 55 56,395
Series 2017A , GO , 5.00% , 10/15/28 ..... 50 51,334
Series 2019A , GO , 5.00% , 10/15/28 ..... 110 115,193
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 67,527
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 195,034
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 183,523
Series 2020 , GO , 5.00% , 10/01/28 ...... 220 230,714
Series 2021 , GO , 5.00% , 10/01/28 ...... 20 20,974
Series 2023 , GO , 5.00% , 10/01/28 ...... 20 20,974
County of Baltimore
COP , 5.00% , 03/01/28 .............. 110 113,831
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 72,504
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 150,186
Series 79 , GO , 5.00% , 03/01/28 ........ 65 65,865
GO , 5.00% , 03/01/29 ............... 25 25,887
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 781,781
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 130,685
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 157,338
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 255 258,100
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 253,604
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 56,931
Series 2018A , GO , 5.00% , 02/15/28 ..... 25 25,878
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 313,868
Series 2017D , GO , 5.00% , 02/15/29 ..... 20 20,692
Series 2019A , GO , 5.00% , 08/15/29 ..... 220 229,748
Series 2019B , GO , 5.00% , 08/15/29 ..... 20 20,886
Series 2017E , GO , 5.00% , 02/15/30 ..... 20 20,649
Series 2018A , GO , 5.00% , 02/15/31 ..... 25 25,758
County of Montgomery
Series 2022A , RB , 5.00% , 04/01/28 ..... 100 103,921
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 606,138
Series 2017D , GO , 4.00% , 11/01/28 ..... 25 25,341
Series 2020B , GO , 4.00% , 11/01/28 ..... 315 324,094
Series 2018A , GO , 5.00% , 11/01/28 ..... 410 430,708
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 236,364
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 136,279

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Prince George's
Series 2022 , RB , 5.00% , 07/01/28 ...... USD 325 $ 338,141
Series 2017B , GO , 5.00% , 07/15/28 ..... 65 66,391
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 104,587
Series 2017A , GO , 3.00% , 09/15/28 ..... 325 324,604
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 309,177
COP , 5.00% , 10/01/28 .............. 45 47,121
COP , 5.00% , 10/01/29 .............. 55 57,496
Series 2020A , GO , 5.00% , 07/15/30 ..... 255 265,274
Series 2018A , GO , 5.00% , 07/15/31 ..... 395 409,879
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/28 250 260,303
Maryland Stadium Authority
Series 2018A , RB , 5.00% , 05/01/28 ( ST
INTERCEPT ) .................. 65 67,513
Series 2018A , RB , 5.00% , 05/01/29 ( ST
INTERCEPT ) .................. 50 51,866
Series 2018A , RB , 5.00% , 05/01/47 ( ST
INTERCEPT ) .................. 100 104,022
Maryland State Transportation Authority
Series 2017 , RB , 5.00% , 07/01/28 ...... 40 40,822
Series 2021A , RB , 5.00% , 07/01/28 ..... 160 166,989
Series 2024A , RB , 5.00% , 07/01/28 ..... 25 26,097
State of Maryland
Series 2022-2C , GO , 4.00% , 03/01/28 ... 45 46,032
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 259,575
Series 2017 , GO , 5.00% , 03/15/28 ...... 315 319,530
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 41,568
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,148,311
Series 2022D , GO , 4.00% , 08/01/28 ..... 75 76,950
Series 2017A , GO , 5.00% , 08/01/28 ..... 125 127,860
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 256,147
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 355 371,152
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,097,772
Series 2A , GO , 5.00% , 08/01/28 ....... 125 130,687
Series 2018A , GO , 5.00% , 03/15/29 ..... 475 491,983
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 286,818
Series 2018A , GO , 5.00% , 03/15/30 ..... 20 20,681
Series 2018 , GO , 5.00% , 08/01/30 ...... 420 437,269
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 280 286,893
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 200,705
Series 2019 , RB , 5.00% , 10/01/28 ...... 470 482,333
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 94,379
Series 2021A , RB , 5.00% , 10/01/28 ..... 295 309,354
Series 2025B , RB , 5.00% , 10/01/28 ..... 140 146,812
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 825,668
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 96,611
University System of Maryland
Series 2017A , RB , 5.00% , 04/01/28 ..... 130 131,992
Series 2019B , RB , 5.00% , 04/01/28 ..... 25 25,956
Series 2019C , RB , 5.00% , 04/01/28 ..... 70 72,676
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/28 ( GTD ) .. 20 19,997
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 545,632
Series 2017-2 , RB , 5.00% , 06/01/28 ( GTD ) 20 20,387
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 291,819
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 213,653
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 45 45,911
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 120,990
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. 380 394,446
18,197,483
Security
Par (000)
Par (000) Value
Massachusetts — 1.1%
Commonwealth of Massachusetts
Series 2016B , GO , 5.00% , 07/01/28 ..... USD 455 $ 475,223
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 334,223
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 104,445
Series B , GO , 5.25% , 08/01/28 ........ 440 462,581
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 152,008
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 115,316
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 310,223
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 268,159
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 99,347
Series 2018B , GO , 5.00% , 01/01/30 ..... 490 505,074
Series 2018B , GO , 5.00% , 01/01/31 ..... 25 25,737
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 45,969
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 109,687
Series 2005B , RB , 5.50% , 07/01/28 ( NPFGC ) 150 158,344
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 1,580 1,514,553
Massachusetts Development Finance Agency,
Series 2026, RB, 5.00%, 10/01/28
(c)
..... 250 260,912
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 105,003
Massachusetts Housing Finance Agency, Series
2023C2, RB, 4.05%, 12/01/28 ........ 500 504,598
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/28 ......... 205 212,390
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 160,773
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 170 170,000
Series B , RB , 5.00% , 08/01/28 ......... 25 25,585
Series B , RB , 5.25% , 08/01/28 ......... 135 141,955
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 166,213
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,049,859
7,478,177
Michigan — 1.3%
Chippewa Valley Schools
Series 2023 , GO , 5.00% , 05/01/28 ( Q-SBLF ) 55 57,115
Series 2025 , GO , 5.00% , 05/01/28 ( Q-SBLF ) 95 98,653
Grand Traverse County Hospital Finance
Authority, Series 2021, RB, 5.00%, 07/01/28 80 83,009
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 240 250,338
Great Lakes Water Authority Water Supply
System
Series 2023B , RB , 5.00% , 07/01/28 ..... 150 156,575
Series 2026A , RB , 5.00% , 07/01/28 ..... 200 208,767
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/28 (BAM) ............. 150 157,071
Lansing Board of Water & Light, Series 2017A,
RB, 5.00%, 07/01/28 .............. 75 76,505
Lansing School District, Series 2019II, GO,
5.00%, 05/01/28 (Q-SBLF) .......... 50 51,922
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/28 ..... 695 719,337
Series 2016B , RB , 5.00% , 10/01/28 ..... 550 551,883
Series 2018B , RB , 5.00% , 10/01/28 ..... 190 199,249
Series 2017MI , RB , 5.00% , 12/01/28 .... 250 254,435
Series 2018B , RB , 5.00% , 10/01/30 ..... 525 547,902

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2018B , RB , 5.00% , 10/01/31 ..... USD 255 $ 265,773
Michigan State Building Authority
Series 2019I , RB , 5.00% , 04/15/28 ...... 340 353,228
Series 2020I , RB , 5.00% , 04/15/28 ...... 580 602,566
Series 2016I , RB , 5.00% , 10/15/28 ...... 140 140,617
Series 2020I , RB , 5.00% , 10/15/28 ...... 460 481,524
Michigan State Hospital Finance Authority,
Series 2008C, RB, 5.00%, 12/01/28 ..... 435 446,901
Michigan State Housing Development Authority
Series 2023A , RB , 3.10% , 06/01/28 ..... 150 149,870
Series 2023B , RB , 3.80% , 06/01/28 ..... 195 197,409
Michigan State University
Series 2019B , RB , 5.00% , 02/15/28 ..... 470 486,656
Series 2020A , RB , 5.00% , 08/15/28 ..... 65 67,901
Series 2023A , RB , 5.00% , 08/15/28 ..... 50 52,232
Northern Michigan University, Series 2018A, RB,
5.00%, 12/01/30 ................. 210 217,287
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 500 525,266
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 147,075
Series 2023 , RB , 5.00% , 11/15/28 ...... 215 225,865
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... 180 180,306
Series 2019A , RB , 5.00% , 04/01/28 ..... 40 41,542
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 72,688
Series 2018A , RB , 5.00% , 04/01/32 ..... 120 123,920
Wayne County Airport Authority
Series 2023C , RB , 5.00% , 12/01/28 ..... 80 83,939
Series 2025H , RB , 5.00% , 12/01/28 ..... 65 68,216
Series A , RB , 5.00% , 12/01/28 ......... 50 51,370
Series C , RB , 5.00% , 12/01/28 ......... 40 41,181
Series 2018A , RB , 5.00% , 12/01/30 ..... 40 41,852
8,477,945
Minnesota — 1.8%
City of Minneapolis
Series 2023A , RB , VRDN, 5.00% , 11/15/28
(a)
2,000 2,081,181
Series 2019 , GO , 3.00% , 12/01/28 ...... 75 74,739
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 367,754
Series 2016B , GO , 5.00% , 12/01/28 ..... 115 115,868
Series 2016C , GO , 5.00% , 12/01/28 ..... 135 142,128
Series 2019C , GO , 5.00% , 12/01/28 ..... 30 31,584
Series 2020A , GO , 5.00% , 12/01/28 ..... 20 21,056
Series 2020B , GO , 5.00% , 12/01/28 ..... 320 336,897
Series 2021A , GO , 5.00% , 12/01/28 ..... 145 152,656
Series 2022B , GO , 5.00% , 12/01/28 ..... 50 52,640
Series 2025A , GO , 5.00% , 12/01/28 ..... 35 36,848
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 322,291
Series 2019A , GO , 4.00% , 03/01/28 ..... 65 65,039
Series 2018C , GO , 5.00% , 03/01/28 ..... 395 400,075
Series 2019B , GO , 5.00% , 03/01/28 ..... 20 20,728
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 399,006
Series 2023B , GO , 5.00% , 03/01/28 ..... 30 31,091
Series 2020E , GO , 5.00% , 12/01/28 ..... 350 368,157
Series 2021C , GO , 5.00% , 12/01/28 ..... 820 862,539
Series 2019B , GO , 4.00% , 03/01/30 ..... 50 50,822
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2016C , RB , 5.00% , 01/01/28 ..... 25 25,221
Series 2019A , RB , 5.00% , 01/01/28 ..... 375 386,794
Series 2022A , RB , 5.00% , 01/01/28 ..... 55 56,730
Series 2023A , RB , 5.00% , 01/01/28 ..... 135 139,246
Series A , RB , 5.00% , 01/01/28 ......... 465 469,112
Security
Par (000)
Par (000) Value
Minnesota (continued)
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 ................. USD 160 $ 160,270
Southern Minnesota Municipal Power Agency,
Series 2025A, RB, 5.00%, 01/01/28 ..... 35 36,105
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/28 ..... 90 93,263
Series 2016B , GO , 3.00% , 08/01/28 ..... 60 59,881
Series 2025B , GO , 5.00% , 08/01/28 ..... 40 41,796
Series 2025A , GO , 5.00% , 08/01/28 ..... 60 62,694
Series 2022D , GO , 5.00% , 08/01/28 ..... 225 235,103
Series 2022A , GO , 5.00% , 08/01/28 ..... 20 20,898
Series 2025D , GO , 5.00% , 08/01/28 ..... 35 36,572
Series 2020A , GO , 5.00% , 08/01/28 ..... 360 376,165
Series 2025E , GO , 5.00% , 08/01/28 ..... 25 26,123
Series 2018B , GO , 5.00% , 08/01/28 ..... 100 104,490
Series 2018A , GO , 5.00% , 08/01/28 ..... 65 67,919
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 433,634
Series 2021B , GO , 5.00% , 09/01/28 ..... 570 597,453
Series 2021A , GO , 5.00% , 09/01/28 ..... 360 377,339
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 133,501
Series 2017A , GO , 5.00% , 10/01/28 ..... 450 462,119
Series 2023 , COP , 5.00% , 11/01/28 ..... 485 508,641
Series 2018A , GO , 5.00% , 08/01/29 ..... 690 720,212
Series 2018A , GO , 5.00% , 08/01/30 ..... 120 125,055
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/28 ..... 55 57,103
Series 2021A , RB , 5.00% , 08/01/28 ..... 20 20,894
Series 2017A , RB , 5.00% , 09/01/28 ..... 30 30,733
Series 2017B , RB , 5.00% , 12/01/28 ..... 120 123,559
11,921,724
Mississippi — 0.4%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,330 1,366,026
Series 2016B , GO , 5.00% , 12/01/28 ..... 450 453,352
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/28 ..... 110 114,523
Series 2019A , RB , 5.00% , 10/15/29 ..... 20 20,770
Series 2019A , RB , 5.00% , 10/15/30 ..... 350 363,009
University of Mississippi Educational Building
Corp., Series 2019A, RB, 5.00%, 10/01/28 . 50 52,275
2,369,955
Missouri — 1.3%
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District, Series 2019, RB,
5.00%, 10/01/28 ................. 45 46,998
City of Kansas City, Series 2020A, RB,
5.00%, 12/01/28 ................. 80 84,148
City of Kansas Sanitary Sewer System
Series 2018A , RB , 5.00% , 01/01/29 ..... 215 221,645
Series 2018A , RB , 5.00% , 01/01/30 ..... 530 544,795
Health & Educational Facilities Authority of the
State of Missouri
Series 2018A , RB , 5.00% , 06/01/28 ..... 550 569,830
Series 2022A , RB , 5.00% , 06/01/28 ..... 745 771,861
Series 2019A , RB , 5.00% , 11/15/28 ..... 670 698,061
Series 2025B , RB , 5.00% , 11/15/28 ..... 250 260,471
Series 2018A , RB , 5.00% , 06/01/29 ..... 590 614,425
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/28 ......... 260 264,376
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/28 ..... 205 213,031

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/28 ...... USD 665 $ 684,327
Series 2023 , RB , 5.00% , 01/01/28 ...... 720 740,926
Series 2024 , RB , 5.00% , 01/01/28 ...... 575 591,711
Series 2025 , RB , 5.00% , 12/01/28 ...... 230 241,023
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 2,005 2,052,330
Park Hill School District of Platte County, Series
2020, GO, 5.00%, 03/01/28 .......... 20 20,724
8,620,682
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 114,547
Nebraska — 1.2%
City of Omaha
Series 2022B , 4.00% , 02/15/28 ........ 25 25,508
Series 2020A , RB , 4.00% , 04/01/28 ..... 155 158,266
Series 2021 , GO , 5.00% , 04/15/28 ...... 115 119,470
Series 2022 , GO , 5.00% , 04/15/28 ...... 50 51,944
Series 2023 , GO , 5.00% , 04/15/28 ...... 25 25,972
District Energy Corp., Series 2021A, RB,
5.00%, 07/01/28 ................. 25 26,020
Municipal Energy Agency of Nebraska, Series
2022A, RB, 5.00%, 04/01/28 ......... 40 41,343
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 154,886
Series B , RB , 5.00% , 01/01/28 ......... 60 60,543
Series 2023A , RB , 5.00% , 07/01/28 ..... 995 1,025,339
Series 2026B , RB , 5.00% , 07/01/28 ..... 500 515,246
Series 2019A , RB , 5.00% , 01/01/29 ..... 25 25,736
Series 2019A , RB , 5.00% , 01/01/30 ..... 75 77,100
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 265 270,104
Series 2018A , RB , 5.00% , 02/01/28 ..... 1,075 1,111,350
Series 2022B , RB , 5.00% , 02/01/28 ..... 180 186,087
Series 2023A , RB , 5.00% , 02/01/28 ..... 145 149,903
Series 2024A , RB , 5.00% , 02/01/28 ..... 115 118,889
Series 2024B , RB , 5.00% , 02/01/28 ..... 60 62,029
Series 2018A , RB , 5.00% , 02/01/29 ..... 520 536,538
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/28 ................. 500 516,833
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/28 .............. 195 201,319
University of Nebraska Facilities Corp. (The)
Series 2017A , RB , 4.00% , 07/15/28 ..... 160 161,394
Series 2018 , RB , 5.00% , 07/15/28 ...... 315 328,293
Series 2018 , RB , 5.00% , 07/15/29 ...... 245 254,532
Series 2018 , RB , 5.00% , 07/15/30 ...... 770 798,662
Village of Boys Town, Series 2017, RB,
3.00%, 09/01/28 ................. 700 695,893
7,699,199
Nevada — 2.1%
Clark County School District
Series 2017A , GO , 5.00% , 06/15/28 ..... 175 178,212
Series 2017C , GO , 5.00% , 06/15/28 ..... 170 174,889
Series 2018A , GO , 5.00% , 06/15/28 ..... 20 20,810
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 75 78,205
Series 2019B , GO , 5.00% , 06/15/28 ..... 245 255,469
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 521,365
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 190 198,119
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2021A , GO , 5.00% , 06/15/28 ..... USD 300 $ 312,150
Series 2021B , GO , 5.00% , 06/15/28 ..... 105 109,253
Series 2022A , GO , 5.00% , 06/15/28 ..... 200 208,100
Series 2024B , GO , 5.00% , 06/15/28 ..... 295 306,948
Series 2024C , GO , 5.00% , 06/15/28 ..... 50 52,025
Series 2025B , GO , 5.00% , 06/15/28 ..... 195 202,898
Series 2025C , GO , 5.00% , 06/15/28 ..... 25 26,013
Clark County Water Reclamation District, Series
2023, GO, 6.00%, 07/01/28 .......... 80 85,039
County of Clark
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 234,670
Series 2017 , GO , 5.00% , 06/01/28 ...... 180 183,530
Series 2019 , GO , 5.00% , 06/01/28 ...... 260 271,174
Series 2018A , GO , 5.00% , 06/01/28 ..... 55 57,364
Series 2016 , RB , 5.00% , 07/01/28 ...... 55 57,456
Series 2016B , RB , 5.00% , 07/01/28 ..... 720 750,233
Series 2017 , RB , 5.00% , 07/01/28 ...... 135 137,737
Series 2019 , RB , 5.00% , 07/01/28 ...... 30 31,260
Series 2017C , GO , 5.00% , 07/01/28 ..... 130 132,802
Series 2021 , RB , 5.00% , 07/01/28 ...... 80 83,359
Series 2017 , GO , 2.38% , 11/01/28 ...... 1,000 978,962
Series 2025 , GO , 5.00% , 11/01/28 ...... 40 42,010
Series 2016B , GO , 5.00% , 11/01/28 ..... 700 703,787
Series 2018B , GO , 5.00% , 12/01/28 ..... 105 110,442
Series 2018 , GO , 5.00% , 12/01/28 ...... 60 63,110
Series 2019A , GO , 5.00% , 12/01/28 ..... 155 163,034
Series 2018A , GO , 5.00% , 06/01/29 ..... 345 358,762
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 282,723
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 565 589,251
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,885 1,965,909
County of Washoe
Series 2018 , RB , 5.00% , 02/01/28 ...... 355 366,861
Series 2019 , RB , 5.00% , 02/01/28 ...... 30 31,002
Series 2021 , GO , 5.00% , 07/01/28 ...... 20 20,851
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/28 ..... 90 91,021
Series 2019A , GO , 5.00% , 06/01/28 ..... 70 72,983
Series 2020D , GO , 5.00% , 06/01/28 ..... 50 52,131
Series 2021A , GO , 5.00% , 06/01/28 ..... 20 20,852
Series 2021C , GO , 5.00% , 06/01/28 ..... 435 453,537
Nevada System of Higher Education
Series 2022 , RB , 5.00% , 07/01/28 ...... 90 93,812
Series 2023 , RB , 5.00% , 07/01/28 ...... 400 416,941
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 62,294
Series 2019A , GO , 5.00% , 05/01/28 ..... 495 514,823
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 244,411
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 106,278
State of Nevada Highway Improvement
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 187,471
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 207,866
Series 2018 , RB , 5.00% , 12/01/30 ...... 340 352,873
Washoe County School District
Series 2022B , GO , 5.00% , 04/01/28 ..... 45 46,758
Series 2017D , GO , 5.00% , 06/01/28 ..... 130 132,302
Series 2019A , GO , 5.00% , 06/01/28 ( BAM ) 40 41,675
Series 2021 , GO , 5.00% , 06/01/28 ...... 165 171,911
Series 2023A , GO , 5.00% , 06/01/28 ..... 105 109,398
Series 2024B , GO , 5.00% , 06/01/28 ..... 45 46,885
Series 2017C , GO , 5.00% , 10/01/28 ..... 40 41,069
Series 2019B , GO , 5.00% , 10/01/28 ..... 20 20,952
Series 2018 , GO , 5.00% , 10/01/30 ( BAM ) . 75 78,165
13,912,192

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire — 0.3%
City of Manchester
Series 2018A , GO , 5.00% , 05/01/28 ..... USD 50 $ 51,958
Series 2004 , RB , 5.50% , 06/01/28 ( NPFGC ) 30 31,516
Series 2020A , GO , 4.00% , 06/15/28 ..... 35 35,829
City of Nashua, GO, 5.00%, 11/01/28 ...... 20 21,027
New Hampshire Municipal Bond Bank
Series 2016E , RB , 4.00% , 08/15/28 ..... 125 125,093
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 55 56,304
Series 2018B , RB , 5.00% , 08/15/28 ..... 175 179,148
Series 2020B , RB , 5.00% , 08/15/28 ..... 880 920,521
Series 2023B , RB , 5.00% , 08/15/28 ..... 80 83,684
Series 2025B , RB , 5.00% , 08/15/28 ..... 50 52,302
New Hampshire State Turnpike System
Series 2022 , RB , 5.00% , 08/01/28 ...... 155 161,960
Series 2019 , RB , 5.00% , 11/01/28 ...... 175 183,714
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/28 ................. 265 278,913
2,181,969
New Jersey — 2.6%
County of Essex, Series 2022, GO,
3.00%, 08/15/28 ................. 25 25,094
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 102,225
County of Union
Series B , GO , 2.00% , 03/01/28 ........ 25 24,439
Series 2017 , GO , 4.00% , 03/01/28 ...... 20 20,298
Monmouth County Improvement Authority (The),
Series 2023, RB, 5.00%, 12/01/28 ...... 370 391,317
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 3,530 3,656,863
Series 2017B , RB , 5.00% , 06/15/28 ..... 370 385,597
Series 2017DDD , RB , 5.00% , 06/15/28 ... 450 458,022
Series 2018C , RB , 5.00% , 06/15/28 ..... 100 102,793
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,410 1,469,437
Series 2019LLL , RB , 5.00% , 06/15/28 .... 205 213,642
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 385 401,229
Series 2016A , RB , 5.00% , 07/15/28 ..... 25 25,032
Series 2022A , RB , 5.00% , 11/01/28 ..... 785 819,698
New Jersey Housing & Mortgage Finance
Agency, Series 2020E, RB, 1.50%, 10/01/28 130 123,506
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 940 944,842
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,005,151
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,245 1,297,482
Series 2022AA , RB , 5.00% , 06/15/28 .... 40 41,686
Series 2023AA , RB , 5.00% , 06/15/28 .... 560 581,943
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/28 ..... 115 116,036
Series 2017B , RB , 5.00% , 01/01/28 ..... 265 273,111
Series 2022C , RB , 5.00% , 01/01/28 ..... 20 20,612
Series 2025B , RB , 5.00% , 01/01/28 ..... 410 422,549
Series 2005A , RB , 5.25% , 01/01/28 ..... 205 212,818
Series 2017B , RB , 5.00% , 01/01/29 ..... 20 20,620
Series 2017E , RB , 5.00% , 01/01/29 ..... 770 793,883
Series 2017B , RB , 5.00% , 01/01/30 ..... 100 102,926
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 200,487
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 400,537
State of New Jersey
GO , 5.00% , 06/01/28 ............... 265 270,019
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,375 2,473,133
17,397,027
Security
Par (000)
Par (000) Value
New Mexico — 1.1%
Central New Mexico Community College, Series
2023, GO, 5.00%, 08/15/28 .......... USD 20 $ 20,905
New Mexico Finance Authority
RB , 5.00% , 06/01/28 ............... 180 183,365
Series 2017A , RB , 5.00% , 06/01/28 ..... 30 30,561
Series 2022C , RB , 5.00% , 06/01/28 ..... 125 130,165
Series 2018A , RB , 5.00% , 06/01/28 ..... 85 88,512
Series 2022B , RB , 5.00% , 06/01/28 ..... 45 46,859
Series 2022A , RB , 5.00% , 06/01/28 ..... 25 26,033
Series 2018B , RB , 5.00% , 06/01/28 ..... 35 36,446
Series 2018D , RB , 5.00% , 06/01/28 ..... 90 93,719
Series 2023B , RB , 5.00% , 06/01/28 ..... 120 124,958
Series 2020B , RB , 5.00% , 06/01/28 ..... 145 150,991
Series 2019D , RB , 5.00% , 06/01/28 ..... 115 119,752
Series 2021B , RB , 5.00% , 06/15/28 ..... 60 62,529
Series 2021A , RB , 5.00% , 06/15/28 ..... 885 921,813
Series 2020C-1 , RB , 5.00% , 06/15/28 .... 115 119,848
Series 2018E , RB , 5.00% , 06/15/28 ..... 260 270,960
Series 2018A , RB , 5.00% , 06/15/28 ..... 130 135,408
Series 2017D , RB , 5.00% , 06/15/28 ..... 100 101,955
Series 2024A , RB , 5.00% , 06/15/28 ..... 40 41,686
Series 2018D , RB , 5.00% , 06/01/29 ..... 180 186,984
Series 2018E , RB , 5.00% , 06/15/29 ..... 40 41,580
Series 2018A , RB , 5.00% , 06/15/29 ..... 205 213,181
Series 2019A , RB , 5.00% , 06/15/29 ..... 50 51,974
Series 2018D , RB , 5.00% , 06/01/30 ..... 185 191,834
Series 2018A , RB , 5.00% , 06/15/30 ..... 60 62,245
New Mexico Municipal Energy Acquisition
Authority, Series 2025, RB, 5.00%, 05/01/28 10 10,278
Santa Fe Public School District, Series 2022,
GO, 5.00%, 08/01/28 (SAW) ......... 45 46,861
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/28 ...... 20 20,738
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 533,914
Series 2025 , GO , 5.00% , 03/01/28 ...... 110 114,057
Series 2023 , GO , 5.50% , 03/01/28 ...... 295 308,099
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... 705 735,663
Series 2020A , RB , 5.00% , 07/01/28 ..... 95 99,132
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,410 1,471,326
Series 2022A , RB , 5.00% , 07/01/28 ..... 115 120,002
Series 2022B , RB , 5.00% , 07/01/28 ..... 595 620,879
7,535,212
New York — 7.5%
Buffalo Municipal Water Finance Authority,
Series 2026B, RB, 5.00%, 07/01/28 (BAM) . 100 104,271
City of New York
Series 2026G , GO , 5.00% , 02/01/28 ..... 70 72,259
Series 2021F, Sub-Series F-1 , GO ,
3.00% , 03/01/28 ................ 30 30,099
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 103,318
Series 2024A , GO , 5.00% , 08/01/28 ..... 65 67,756
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 195 203,269
Series 2023C , GO , 5.00% , 08/01/28 ..... 395 411,750
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 730 760,956
Series 2022C , GO , 5.00% , 08/01/28 ..... 55 57,332
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 390 406,538
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,080 1,125,797
Series C , GO , 5.00% , 08/01/28 ........ 820 828,556
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 375 390,902
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 1,225 1,276,946
Series 2019E , GO , 5.00% , 08/01/28 ..... 475 495,142

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018C , GO , 5.00% , 08/01/28 ..... USD 1,210 $ 1,250,151
Series 2018A , GO , 5.00% , 08/01/28 ..... 460 469,679
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 270 275,681
Series E , GO , 5.00% , 08/01/28 ........ 345 345,606
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 75 78,282
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 325 339,698
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 350,150
Series 2018F-1 , GO , 5.00% , 04/01/29 .... 25 25,883
Series 2018C , GO , 5.00% , 08/01/29 ..... 350 360,935
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 170 175,311
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 226,873
Series 2018F-1 , GO , 5.00% , 04/01/30 .... 20 20,680
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 288,457
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 102,902
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 257,255
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/28 ................. 500 516,914
Empire State Development Corp.
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 108,912
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 238,569
Erie County Fiscal Stability Authority, Series
2017D, RB, 5.00%, 09/01/28 ......... 25 25,619
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/28 ..... 60 60,697
Series 2022A , RB , 5.00% , 02/15/28 ..... 120 124,508
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 177,861
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 158,127
Series 2018 , RB , 5.00% , 09/01/29 ...... 205 214,056
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 895 940,410
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,190 1,232,820
Series 2018B , RB , 5.00% , 11/15/28 ..... 580 609,427
Series 2020E , RB , 5.00% , 11/15/28 ..... 3,015 3,167,972
Series 2024A , RB , 5.00% , 11/15/28 ..... 450 472,832
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 460,325
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 150 154,898
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2024A, 5.00%, 11/15/28 . 500 525,937
New York City Municipal Water Finance Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 140,942
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 313,205
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 135,722
Series 2021, Sub-Series CC-2 , RB ,
5.00% , 06/15/28 ................ 1,050 1,058,707
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 100,829
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 381,066
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 214,453
New York City Transitional Finance Authority
Building Aid
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/28 ( SAW ) ........... 100 100,468
Series 2019S-2A , RB , 5.00% , 07/15/28
( SAW ) ....................... 30 31,359
Series 2020, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 20 20,906
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 120 122,625
Series S-2 , RB , 5.00% , 07/15/28 ( SAW ) .. 25 25,547
Series 2018S-4A , RB , 5.00% , 07/15/29
( SAW ) ....................... 60 62,525
Series 2019S-2A , RB , 5.00% , 07/15/29
( SAW ) ....................... 50 52,104
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-3A , RB , 5.00% , 07/15/29
( SAW ) ....................... USD 100 $ 104,208
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 223,766
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 650 676,503
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 207,899
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) 215 223,491
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,310 2,401,228
New York City Transitional Finance Authority
Future Tax Secured
Series 2021, Sub-Series E-1 , RB ,
3.00% , 02/01/28 ................ 70 70,270
Series 2022C, Sub-Series C-1 , RB ,
5.00% , 02/01/28 ................ 190 196,713
Series 2017F-1 , RB , 5.00% , 05/01/28 .... 40 40,686
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 281,048
Series 2013, Sub-Series A-6 , RB ,
5.00% , 08/01/28 ................ 95 99,417
Series B-1 , RB , 5.00% , 08/01/28 ....... 20 20,930
Series B , RB , 5.00% , 08/01/28 ......... 20 20,000
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/28 ................ 245 256,390
Series 2021B, Sub-Series B-1 , RB ,
5.00% , 08/01/28 ................ 65 68,022
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 150 153,418
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 20 20,930
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 155 162,624
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 320 328,944
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/28 ................ 165 173,116
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 360 377,708
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 1,560 1,636,736
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 157,378
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 305 320,003
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 680 713,449
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 55 57,705
Series 2021A , RB , 5.00% , 11/01/28 ..... 1,030 1,080,666
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 280 293,773
Series C , RB , 5.00% , 11/01/28 ......... 90 91,513
Series B-1 , RB , 5.00% , 08/01/29 ....... 180 187,255
Series 2019A-1 , RB , 5.00% , 08/01/29 .... 25 26,008
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 293,960
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 51,771
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 833,528
Series 2016A , RB , 5.00% , 03/15/28 ..... 140 140,371
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 497,884
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 336,839
Series 2018D , RB , 5.00% , 04/01/28 ( SAW ) 50 50,084
Series 2025A , RB , 5.00% , 05/01/28 ..... 85 88,183
Series 2005A , RB , 5.50% , 05/15/28 ( AMBAC ) 30 31,486
Series 1 , RB , 0.00% , 07/01/28 ( NPFGC )
(b)
. 60 56,629
Series 2019A , RB , 5.00% , 07/01/28 ..... 265 276,644
Series 2024A , RB , 5.00% , 07/01/28 ..... 50 52,194
Series 2025B , RB , 5.00% , 07/01/28 ..... 500 522,318
Series 2017A , RB , 5.00% , 07/01/28 ..... 125 127,589
Series 2017 , RB , 5.00% , 07/01/28 ...... 115 117,279
Series 2016A , RB , 5.00% , 07/01/28 ..... 225 225,257

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018A , RB , 5.00% , 07/01/28 ..... USD 165 $ 172,302
Series 2019A , RB , 5.00% , 10/01/28 ( SAW ) 60 61,546
Series 2025A , RB , 5.00% , 10/01/28 ..... 95 99,670
Series G , RB , 5.00% , 10/01/28 ( SAW ) .... 25 25,093
Series A , RB , 5.00% , 10/01/28 ......... 30 30,825
Series 2018C , RB , 5.00% , 10/01/28 ( SAW ) 25 25,096
Series 2018A , RB , 5.00% , 10/01/28 ( SAW ) 135 135,556
Series 20181 , RB , 5.00% , 01/15/29 ( SAW ) 60 61,714
Series 2018A , RB , 5.00% , 03/15/29 ..... 245 256,750
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 260,128
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 177,132
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 830,948
Series 2018A , RB , 5.00% , 03/15/30 ..... 510 527,731
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 217,199
Series 2018A , RB , 5.00% , 03/15/31 ..... 680 703,884
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 727,669
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 294,404
New York State Environmental Facilities Corp.
Series 2016B , RB , 5.00% , 02/15/28 ..... 45 45,033
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 311,096
Series 2017E , RB , 5.00% , 06/15/28 ..... 25 25,500
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 52,229
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 88,789
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 130,159
New York State Housing Finance Agency
Series 2023E-2 , RB , VRDN, 3.88% , 05/01/28
( SONYMA )
(a)
................... 70 70,026
Series 2020H , RB , 1.50% , 11/01/28 ..... 420 396,588
New York State Thruway Authority
Series P , RB , 5.00% , 01/01/28 ......... 250 258,285
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 223,011
Series L , RB , 5.00% , 01/01/30 ......... 265 272,697
Series L , RB , 5.00% , 01/01/31 ......... 160 164,467
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 205 210,900
Series 230 , RB , 4.00% , 12/01/28 ....... 500 515,990
Series 211 , RB , 5.00% , 09/01/29 ....... 185 193,144
Series 209 , RB , 5.00% , 07/15/30 ....... 260 270,300
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 385,460
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 520,892
Series 2012B , RB , 0.00% , 11/15/28
(b)
.... 785 733,580
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 320,773
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 210,343
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 815,078
Series 2023B , RB , 5.00% , 11/15/28 ..... 655 684,872
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/28 ................ 375 394,393
Series B , RB , 5.00% , 11/15/28 ......... 250 262,929
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 57,939
49,448,709
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2022A, RB, 5.00%, 01/15/28 ..... 640 660,203
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 395,902
Series 2019B , COP , 5.00% , 06/01/28 .... 25 26,019
Series 2021A , RB , 5.00% , 07/01/28 ..... 805 838,481
Series 2022A , RB , 5.00% , 07/01/28 ..... 100 104,159
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 347,555
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/28 ...... 20 20,873
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 412,248
Series 2018 , RB , 3.00% , 07/01/30 ...... 2,000 1,963,806
Security
Par (000)
Par (000) Value
North Carolina (continued)
City of Durham, Series 2018, RB,
5.00%, 04/01/28 ................. USD 20 $ 20,778
City of Fayetteville, Series 2018, RB,
5.00%, 03/01/28 ................. 75 77,753
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 446,229
County of Forsyth
Series 2017B , GO , 5.00% , 03/01/28 ..... 20 20,263
Series 2019B , GO , 5.00% , 03/01/28 ..... 25 25,898
Series 2020 , GO , 3.00% , 04/01/28 ...... 150 150,258
Series 2023B , GO , 5.00% , 06/01/28 ..... 50 52,138
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,008
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 121,976
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 280 290,279
Series 2017A , GO , 5.00% , 04/01/28 ..... 175 177,623
Series 2018 , GO , 5.00% , 03/01/29 ...... 20 20,715
County of New Hanover, Series 2021A, GO,
4.00%, 08/01/28 ................. 20 20,523
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 118,993
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 487,180
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 15,576
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 181,716
Series 2023A , RB , 5.00% , 04/01/28 ..... 220 228,443
Series 2016A , RB , 5.00% , 12/01/28 ..... 165 166,255
Durham Capital Financing Corp., Series 2018,
RB, 5.00%, 10/01/30 .............. 45 47,031
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 185 191,396
North Carolina Municipal Power Agency No. 1
Series 2019A , RB , 5.00% , 01/01/28 ..... 45 46,371
Series 2026 , RB , 5.00% , 01/01/28 ...... 630 649,194
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 131,090
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 375 378,301
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 560 579,422
Series 2021 , RB , 5.00% , 03/01/28 ...... 235 243,150
Series 2025 , RB , 5.00% , 03/01/28 ...... 60 62,081
Series 2017B , RB , 5.00% , 05/01/28 ..... 545 554,424
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 161,207
Series 2020B , RB , 5.00% , 05/01/28 ..... 390 405,618
Series 2022A , RB , 5.00% , 05/01/28 ..... 75 78,004
Series 2025B , RB , 5.00% , 05/01/28 ..... 55 57,203
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 286,914
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 213,882
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,147,657
Town of Cary, Series 2017B, RB,
5.00%, 12/01/28 ................. 60 61,835
12,691,630
North Dakota — 0.3%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 690 724,167
North Dakota Public Finance Authority
Series 2025A , RB , 5.00% , 06/01/28 ..... 145 150,833
Series 2018A , RB , 5.00% , 10/01/28 ..... 55 57,689
Series 2022A , RB , 5.00% , 10/01/28 ..... 50 52,445
Series 2018A , RB , 5.00% , 10/01/30 ..... 110 114,916
Series 2018A , RB , 5.00% , 10/01/31 ..... 270 281,637

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Dakota (continued)
West Fargo Public School District No. 6, Series
2021, GO, 2.00%, 08/01/31 (SD CRED
PROG) ...................... USD 700 $ 639,276
2,020,963
Ohio — 3.0%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/28 ..... 160 164,887
Series 2020A , RB , 5.00% , 02/15/28 ..... 425 437,982
Series 2021A , RB , 5.00% , 02/15/28 ..... 175 180,346
Series 2023A , RB , 5.00% , 02/15/28 ..... 185 190,651
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/28 (NPFGC) ........... 180 189,916
City of Cleveland
Series 2017B-1 , RB , 5.00% , 10/01/28 .... 190 197,142
Series 2017B-2 , RB , 5.00% , 10/01/28 .... 65 67,443
Series 2021A , GO , 2.00% , 12/01/28 ..... 20 19,348
Series 2023A , GO , 5.00% , 12/01/28 ..... 80 83,886
Series 2017B-1 , RB , 5.00% , 10/01/29 .... 25 25,898
Series 2018A , RB , 5.00% , 10/01/29 ..... 45 46,617
Series 2017B-1 , RB , 5.00% , 10/01/30 .... 55 56,849
Series 2017B-2 , RB , 5.00% , 10/01/30 .... 50 51,681
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 355 359,221
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 30 30,357
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 475 487,160
Series 2018A , GO , 5.00% , 04/01/28 ..... 100 103,772
Series 2019A , GO , 5.00% , 04/01/28 ..... 260 269,806
Series 2022A , GO , 5.00% , 04/01/28 ..... 45 46,697
Series 2025-1 , GO , 5.00% , 04/01/28 ..... 20 20,754
Series 2023A , GO , 5.00% , 08/15/28 ..... 80 83,698
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 225,306
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 516,606
Cleveland Department of Public Utilities Division
of Water
Series 2019DD , RB , 5.00% , 01/01/28 .... 20 20,637
Series 2024HH , RB , 5.00% , 01/01/28 .... 20 20,637
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/28 ..... 40 40,752
Series 2019A , GO , 4.00% , 12/01/28 ..... 80 81,628
Series 2020A , GO , 4.00% , 12/01/28 ..... 70 71,818
COP , 5.00% , 12/01/28 .............. 20 20,898
Series 2019A , GO , 4.00% , 12/01/29 ..... 140 142,400
Series 2019A , GO , 3.00% , 12/01/31 ..... 500 484,954
County of Franklin
Series 2018 , RB , 5.00% , 06/01/28 ...... 30 31,250
Series 2016C , RB , 5.00% , 11/01/28 ..... 70 71,103
Series 2017A , RB , 5.00% , 11/01/28 ..... 30 30,785
Series 2025A , RB , 5.00% , 11/01/28 ..... 235 246,015
Series 2018 , RB , 4.00% , 06/01/31 ...... 145 147,467
Miami University
Series 2020A , RB , 5.00% , 09/01/28 ..... 30 31,377
Series 2021A , RB , 5.00% , 09/01/28 ..... 30 31,377
Series 2024A , RB , 5.00% , 09/01/28 ..... 45 47,065
Newark City School District, Series 2024, GO,
5.00%, 12/01/28 (SD CRED PROG) ..... 40 41,934
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/28 .......... 500 525,823
Ohio State University (The)
Series 2010D , RB , 5.00% , 12/01/28 ..... 65 68,312
Series 2020A , RB , 5.00% , 12/01/28 ..... 60 63,057
Series 2021A , RB , 5.00% , 12/01/28 ..... 175 183,916
Series 2023B , RB , 5.00% , 12/01/28 ..... 35 36,783
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 920 930,943
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A , RB , 5.00% , 02/15/28 ..... USD 210 $ 217,346
Series 2018A , RB , 5.00% , 02/15/29 ..... 90 93,014
Series 2018A , RB , 5.00% , 02/15/30 ..... 470 484,811
Series 2018A , RB , 5.00% , 02/15/31 ..... 410 422,359
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 1,085 1,122,474
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 172,149
Series 2019A , RB , 5.00% , 06/01/28 ..... 890 928,559
Series 2025A , RB , 5.00% , 06/01/28 ..... 25 26,083
Series 2016 , RB , 5.00% , 12/01/28 ...... 235 236,732
Series 2019 , RB , 5.00% , 12/01/28 ...... 195 205,102
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,100 1,156,988
Series 2022A , RB , 5.00% , 12/01/28 ..... 95 99,922
Series 2023A , RB , 5.00% , 12/01/28 ..... 25 26,295
Series 2024B , RB , 5.00% , 12/01/28 ..... 65 68,367
Series 2025A , RB , 5.00% , 12/01/28 ..... 55 57,849
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/28 ..... 335 341,124
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 135,632
Series 2023A , RB , 5.00% , 06/01/28 ..... 230 239,965
Series 2023C , RB , 5.00% , 06/01/28 ..... 20 20,866
Series 2017A , RB , 5.00% , 12/01/28 ..... 115 117,129
Series 2021A , RB , 5.00% , 12/01/28 ..... 45 47,331
Series 2023A , RB , 5.00% , 12/01/28 ..... 40 42,072
Series 2023C , RB , 5.00% , 12/01/28 ..... 25 26,295
State of Ohio
Series 2020A , RB , 4.00% , 01/15/28 ..... 35 35,402
Series 2025A , RB , 5.00% , 01/15/28 ..... 200 205,250
Series 2020A , RB , 5.00% , 02/01/28 ..... 220 227,577
Series 2021A , RB , 5.00% , 02/01/28 ..... 55 56,894
Series 2019A , GO , 4.00% , 03/01/28 ..... 20 20,434
Series 2020C , GO , 5.00% , 03/01/28 ..... 380 394,075
Series 2021C , GO , 5.00% , 03/15/28 ..... 125 129,738
Series X , GO , 4.00% , 04/01/28 ........ 25 25,569
Series 2021A , RB , 5.00% , 04/01/28 ..... 135 140,139
Series 2019A , RB , 5.00% , 04/01/28 ..... 225 233,564
Series 2017A , RB , 5.00% , 04/01/28 ..... 100 101,546
Series 2018A , RB , 5.00% , 04/01/28 ..... 60 62,284
Series V , GO , 5.00% , 05/01/28 ........ 50 52,037
Series U , GO , 5.00% , 05/01/28 ........ 65 67,648
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 145,704
Series 2021A , GO , 5.00% , 05/01/28 ..... 425 442,316
Series W , GO , 5.00% , 05/01/28 ........ 30 31,222
Series 2021A , GO , 5.00% , 06/15/28 ..... 20 20,869
Series 2017C , GO , 5.00% , 08/01/28 ..... 210 219,680
Series 2022C , GO , 5.00% , 09/01/28 ..... 180 188,621
Series 2022A , GO , 5.00% , 09/01/28 ..... 30 31,437
Series 2017B , GO , 5.00% , 09/01/28 ..... 425 445,355
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 188,621
COP , 5.00% , 09/01/28 .............. 205 214,776
Series 2017B , GO , 5.00% , 09/15/28 ..... 505 529,567
Series 2017A , RB , 5.00% , 10/01/28 ..... 190 195,118
Series 2020A , RB , 5.00% , 10/01/28 ..... 100 104,737
Series 2019B , RB , 5.00% , 10/01/28 ..... 310 325,284
Series 2021A , RB , 5.00% , 10/01/28 ..... 65 68,205
Series 2017B , RB , 5.00% , 10/01/28 ..... 30 30,808
RB , 5.00% , 10/01/28 ............... 60 61,616
Series T , GO , 5.00% , 11/01/28 ......... 140 142,406
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 166,243
Series 2022A , RB , 5.00% , 12/01/28 ..... 165 173,663
Series 2026A , RB , 5.00% , 12/01/28 ..... 55 57,888
Series 2018A , RB , 5.00% , 12/01/28 ..... 95 99,988
Series 2020A , RB , 5.00% , 12/01/28 ..... 185 194,713
Series 2018A , RB , 5.00% , 04/01/29 ..... 90 93,308

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A , RB , 5.00% , 04/01/30 ..... USD 45 $ 46,595
State of Ohio Department of Administrative
Services, COP, 5.00%, 09/01/28 ....... 80 83,815
University of Cincinnati
Series 2017B , RB , 5.00% , 06/01/28 ..... 75 76,383
Series 2019A , RB , 5.00% , 06/01/28 ..... 55 57,183
Upper Arlington City School District, Series B,
GO, 5.00%, 12/01/28 .............. 105 110,318
19,814,014
Oklahoma — 0.9%
City of Oklahoma
Series 2022 , GO , 4.00% , 03/01/28 ...... 700 714,828
Series 2023 , GO , 5.00% , 03/01/28 ...... 20 20,731
Series 2025 , GO , 5.00% , 03/01/28 ...... 20 20,731
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 165 166,102
Oklahoma Capitol Improvement Authority
Series 2018C , RB , 5.00% , 01/01/28 ..... 25 25,506
Series 2018D , RB , 5.00% , 07/01/28 ..... 135 140,820
Series 2020B , RB , 5.00% , 07/01/28 ..... 180 187,760
Series 2024A , RB , 5.00% , 07/01/28 ..... 495 516,341
Series 2024B , RB , 5.00% , 07/01/28 ..... 75 78,233
Series 2018D , RB , 5.00% , 07/01/29 ..... 40 41,635
Oklahoma City Water Utilities Trust, Series 2024,
RB, 5.00%, 07/01/28 .............. 75 78,216
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 495 517,817
Oklahoma Municipal Power Authority
Series 2019A , RB , 5.00% , 01/01/28 ..... 95 97,734
Series 2021A , RB , 5.00% , 01/01/28 ..... 200 205,897
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/28 ................. 540 564,111
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 1,715 1,771,349
Series 2017E , RB , 5.00% , 01/01/28 ..... 25 25,234
Series 2020A , RB , 5.00% , 01/01/28 ..... 190 196,243
Oklahoma Water Resources Board
Series 2020 , RB , 5.00% , 04/01/28 ...... 25 25,964
Series 2020A , RB , 5.00% , 04/01/28 ..... 100 103,790
Series 2021 , RB , 5.00% , 04/01/28 ( OK
CERF ) ....................... 200 207,712
Series 2023 , RB , 5.00% , 04/01/28 ...... 30 31,157
Series 2024 , RB , 5.00% , 04/01/28 ...... 100 103,856
Series 2023B , RB , 5.00% , 10/01/28 ..... 30 31,442
University of Oklahoma (The)
Series 2016B , RB , 5.00% , 07/01/28 ..... 200 200,324
Series 2021A , RB , 5.00% , 07/01/28 ..... 50 52,099
6,125,632
Oregon — 1.6%
City of Portland
Series 2021A , GO , 5.00% , 06/01/28 ..... 125 130,213
Series 2024B , GO , 5.00% , 06/01/28 ..... 30 31,251
Series 2018B , GO , 5.00% , 06/15/29 ..... 255 265,448
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/28 ..... 140 145,100
Series 2020A , RB , 5.00% , 03/01/28 ..... 25 25,911
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 310,524
City of Portland Water System, Series 2016A,
RB, 4.00%, 04/01/28 .............. 820 820,521
Clackamas County School District No. 12
North Clackamas, Series 2018, GO,
5.00%, 06/15/29 (GTD) ............. 20 20,798
Security
Par (000)
Par (000) Value
Oregon (continued)
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. USD 100 $ 104,280
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 370,368
Deschutes & Jefferson Counties School
District No. 2J Redmond, Series 2008B, GO,
0.00%, 06/15/28 (GTD)
(b)
............ 800 754,146
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 65 66,221
Multnomah County School District No. 1J
Portland
Series 2017B , GO , 3.00% , 06/15/28 ( GTD ) 1,000 1,000,938
Series 2020 , GO , 5.00% , 06/15/28 ( GTD ) . 275 286,598
Multnomah County School District No. 7
Reynolds, Series 2025, GO, 5.00%, 06/15/28
(GTD) ....................... 130 135,193
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/28 (GTD)
(b)
.... 245 231,297
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... 335 347,600
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 90,090
Oregon State Lottery, Series C, RB,
5.00%, 04/01/28 ................. 345 350,174
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 165,194
Series 2023 , GO , 5.00% , 06/15/28 ...... 300 312,819
Salem-Keizer School District No. 24J
Series 2009B , GO , 0.00% , 06/15/28 ( GTD )
(b)
90 85,138
Series 2020 , GO , 0.00% , 06/15/28
(b)
..... 670 632,527
Series 2018 , GO , 5.00% , 06/15/28 ( GTD ) . 25 26,068
Series 2018 , GO , 5.00% , 06/15/30 ( GTD ) . 20 20,778
State of Oregon
Series 2017A , GO , 5.00% , 05/01/28 ..... 45 45,748
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 88,345
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 161,100
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 103,935
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 145,509
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 468,512
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 98,908
Series 2023D , GO , 5.00% , 06/01/28 ..... 20 20,823
Series C , GO , 5.00% , 06/01/28 ........ 25 25,461
Series J , GO , 4.00% , 08/01/28 ......... 120 121,552
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 167,280
Series 2023G , GO , 5.00% , 08/01/28 ..... 20 20,910
Series I , GO , 5.00% , 08/01/28 ......... 70 71,623
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 520,625
Series B , RB , 5.00% , 11/15/28 ......... 350 356,575
Tri-County Metropolitan Transportation District
of Oregon
Series 2017A , RB , 5.00% , 09/01/28 ..... 80 80,143
Series 2018A , RB , 5.00% , 10/01/28 ..... 1,390 1,437,066
10,663,310
Pennsylvania — 3.2%
Allegheny County Hospital Development
Authority
Series 2019A , RB , 5.00% , 07/15/28 ..... 840 871,879
Series 2021B , RB , 5.00% , 10/15/28 ..... 1,000 1,043,676
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 135 140,428
Series 2020A , RB , 5.00% , 06/01/28 ..... 25 26,005
Series 2022 , RB , 5.00% , 06/01/28 ...... 20 20,804

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/28 ..... USD 20 $ 20,650
Series 2021A , GO , 5.00% , 05/01/28 ..... 165 171,204
Series 2017A , RB , 5.00% , 07/01/28 ..... 60 61,243
Series 2020A , RB , 5.00% , 07/01/28 ..... 55 57,298
Series 2025C , GO , 5.00% , 08/01/28 ..... 500 521,153
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/28 ..... 580 606,471
Series 2016 , RB , 5.00% , 10/01/28 ...... 65 67,844
Series 2017B , RB , 5.00% , 11/01/28 ..... 195 200,418
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 2,745 2,770,519
Series 2016 , GO , 5.00% , 01/15/28 ...... 1,385 1,399,102
Series 2024 , GO , 4.00% , 02/15/28 ...... 90 91,832
Series 2020 , GO , 5.00% , 05/01/28 ...... 590 613,525
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 45 46,823
Series 2018A , COP , 5.00% , 07/01/28 .... 25 25,780
Series 2019 , GO , 5.00% , 07/15/28 ...... 925 966,010
Series 2026 , GO , 5.00% , 08/01/28 ...... 50 52,265
Series 2024-1 , GO , 5.00% , 08/15/28 ..... 130 135,986
Series 2025A , GO , 5.00% , 08/15/28 ..... 120 125,526
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 220 230,359
Series 2016 , GO , 5.00% , 09/15/28 ...... 1,300 1,303,434
Series 2022 , GO , 5.00% , 10/01/28 ...... 215 225,466
County of Allegheny
Series C-81 , GO , 5.00% , 12/01/28 ...... 25 26,244
Series C-77 , GO , 5.00% , 11/01/30 ...... 30 31,335
Delaware River Joint Toll Bridge Commission
Series 2019A , RB , 5.00% , 07/01/28 ..... 115 119,781
Series 2019B , RB , 5.00% , 07/01/28 ..... 20 20,831
Delaware River Port Authority, Series 2018A,
RB, 5.00%, 01/01/28 .............. 40 41,291
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/28 (BAM) ............ 100 104,836
Lower Merion School District
Series 2021 , GO , 5.00% , 11/15/28 ( SAW ) . 20 21,033
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 81,761
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 759,690
Northampton County General Purpose Authority
Series 2024A-1 , RB , 5.00% , 08/15/28 .... 360 373,604
Series 2024A , RB , 5.00% , 11/15/28 ..... 150 157,417
Pennsylvania Economic Development Financing
Authority, Series 2025B, RB, 5.00%, 03/15/28 365 376,605
Pennsylvania Housing Finance Agency, Series
2021-137, RB, 5.00%, 04/01/28 ....... 185 191,366
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 210 219,636
Series 2022A , RB , 5.00% , 09/01/28 ..... 55 57,524
Series 2023 , RB , 5.00% , 09/01/28 ...... 135 141,195
Series 2025A , RB , 5.00% , 09/01/28 ..... 45 47,065
Series B , RB , 5.00% , 09/01/28 ......... 995 996,783
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/28 ...... 135 140,136
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 154,200
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 205,600
Series 2018A-2 , RB , 5.00% , 12/01/28 .... 65 68,264
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 104,952
Series 2020B , RB , 5.00% , 12/01/28 ..... 25 26,255
Series 2021A , RB , 5.00% , 12/01/28 ..... 25 26,255
Series 2021C , RB , 5.00% , 12/01/28 ..... 20 21,004
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 236,298
Series 2023A , RB , 5.00% , 12/01/28 ..... 145 152,281
Series 2024 , RB , 5.00% , 12/01/28 ...... 150 157,428
Series 2024A , RB , 5.00% , 12/01/28 ..... 20 21,004
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/28 ..... USD 185 $ 194,289
Series B , RB , 5.00% , 12/01/28 ......... 370 372,554
Pennsylvania Turnpike Commission Registration
Fee
Series 2005A , RB , 5.25% , 07/15/28 ..... 430 450,676
Philadelphia Gas Works Co., Series A, RB,
5.00%, 08/01/28 ................. 50 52,145
Pittsburgh Water & Sewer Authority
Series 1998B , RB , 0.00% , 09/01/28
( NPFGC )
(b)
.................... 20 18,722
Series 2017A , RB , 5.00% , 09/01/28 ..... 210 215,035
Series 2019A , RB , 5.00% , 09/01/28 ..... 145 151,618
Series 2020B , RB , 5.00% , 09/01/28 ..... 30 31,369
Port Authority of Allegheny County, Series 2020,
RB, 5.00%, 03/01/28 .............. 150 155,106
Sports & Exhibition Authority of Pittsburgh
& Allegheny County, Series 2022B, RB,
5.00%, 02/01/28 (AGM) ............ 570 587,166
St Mary Hospital Authority, Series 2019PA, RB,
5.00%, 12/01/30 ................. 1,010 1,054,531
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 360 373,417
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/28 ................. 180 186,583
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 208,033
20,928,618
Rhode Island — 0.5%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/28 .............. 1,320 1,369,531
Rhode Island Health & Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 350,372
Rhode Island Housing & Mortgage Finance
Corp., Series 74, RB, 5.00%, 04/01/28 ... 20 20,688
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 496,401
Series 2019E , GO , 5.00% , 01/15/28 ..... 160 165,467
Series 2017A , GO , 5.00% , 05/01/28 ..... 30 30,494
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 171,723
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 638,992
Series 2022A , GO , 5.00% , 08/01/28 ..... 55 57,437
Series 2018A , GO , 5.00% , 04/01/29 ..... 200 207,206
3,508,311
South Carolina — 1.0%
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/28 .............. 80 83,358
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 365 383,749
City of Charleston, Series 2022, RB,
5.00%, 09/01/28 ................. 20 20,921
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 121,331
County of Charleston
Series 2017A , GO , 5.00% , 11/01/28 ( SAW ) 75 77,162
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 304,893
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 257,582
Fort Mill School District No. 4
Series 2017B , GO , 5.00% , 03/01/28 ( SCSDE ) 80 81,047
Series 2020C , GO , 4.00% , 03/01/29
( SCSDE ) ..................... 40 40,848

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2019A , GO , 5.00% , 03/01/29 ( SCSDE ) USD 30 $ 31,323
Series 2017E , GO , 5.00% , 03/01/29 ( SCSDE ) 30 31,011
Series 2019A , GO , 4.00% , 03/01/30 ( SCSDE ) 65 66,237
Series 2017E , GO , 3.00% , 03/01/31 ( SCSDE ) 1,000 970,545
Horry County School District, Series 2025, GO,
5.00%, 03/01/28 (SCSDE) ........... 60 62,174
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/28 ................. 745 781,546
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/28 ..... 225 235,783
Series 2025B , RB , 5.00% , 12/01/28 ..... 865 906,656
South Carolina Transportation Infrastructure
Bank
Series 2021A , RB , 4.00% , 10/01/28 ..... 20 20,514
Series 2019A , RB , 5.00% , 10/01/28 ..... 1,045 1,095,871
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 613,478
Series 2019A , RB , 5.00% , 10/01/29 ..... 270 282,496
Series 2019A , RB , 5.00% , 10/01/30 ..... 25 26,108
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 160 164,302
6,658,935
South Dakota — 0.1%
South Dakota Conservancy District
Series 2017B , RB , 5.00% , 08/01/28 ..... 25 25,599
Series 2018 , RB , 5.00% , 08/01/28 ...... 20 20,906
Series 2020 , RB , 5.00% , 08/01/28 ...... 150 156,795
Series 2022B , RB , 5.00% , 08/01/28 ..... 25 26,132
Series 2018 , RB , 5.00% , 08/01/29 ...... 70 73,034
Series 2018 , RB , 5.00% , 08/01/30 ...... 25 26,037
328,503
Tennessee — 1.9%
City of Chattanooga, Series 2023, GO,
7.00%, 10/01/28 ................. 20 21,816
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 100,105
City of Franklin, Series 2019B, GO,
5.00%, 03/01/28 ................. 35 36,284
City of Knoxville
Series 2021AA , RB , 5.00% , 03/01/28 .... 390 403,820
Series 2021LL , RB , 5.00% , 03/01/28 .... 25 25,894
Series 2021A , RB , 5.00% , 04/01/28 ..... 50 51,918
Series 2021 , GO , 5.00% , 05/01/28 ...... 115 119,641
City of Knoxville Electric System, Series 2021LL,
RB, 5.00%, 07/01/28 .............. 180 187,617
City of Memphis
Series 2020 , GO , 5.00% , 05/01/28 ...... 50 51,992
Series 2021 , GO , 5.00% , 05/01/28 ...... 185 192,370
Series 2022A , GO , 5.00% , 10/01/28 ..... 75 78,649
Series 2020A , GO , 5.00% , 12/01/28 ..... 35 36,813
City of Memphis Light Gas & Water Division
Electric System
Series 2017 , RB , 5.00% , 12/01/28 ...... 25 25,719
Series 2020A , RB , 5.00% , 12/01/28 ..... 65 68,309
Series 2024 , RB , 5.00% , 12/01/28 ...... 45 47,291
Series 2025 , RB , 5.00% , 12/01/28 ...... 80 84,054
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/28 ..... 925 969,015
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 550 550,573
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/28 ..... 75 77,547
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 119,347
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2018A , GO , 5.00% , 04/01/28 ..... USD 410 $ 426,272
Series 2018A , GO , 5.00% , 04/01/29 ..... 285 295,663
Series 2018A , GO , 5.00% , 04/01/30 ..... 60 62,121
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/28 ...... 440 445,635
Series 2022A , GO , 5.00% , 04/01/28 ..... 90 93,229
Series 2020B , GO , 5.00% , 06/01/28 ..... 45 46,833
Series 2023A , GO , 5.00% , 06/01/28 ..... 20 20,815
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 215 222,963
County of Rutherford
Series 2018 , GO , 5.00% , 04/01/28 ...... 20 20,777
Series 2020 , GO , 5.00% , 04/01/28 ...... 100 103,886
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 140 145,371
Series 2019B , GO , 5.00% , 04/01/28 ..... 75 77,877
Series 2020B , GO , 5.00% , 04/01/28 ..... 345 358,235
County of Sumner
Series 2019 , GO , 5.00% , 12/01/28 ...... 25 26,289
Series 2020 , GO , 5.00% , 12/01/28 ...... 80 84,126
Series 2019 , GO , 5.00% , 12/01/29 ...... 25 26,257
County of Williamson
Series 2017 , GO , 5.00% , 04/01/28 ...... 30 30,449
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 104,002
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 145,603
Series 2023 , GO , 5.00% , 04/01/28 ...... 50 52,001
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 390,723
Series 2018 , GO , 5.00% , 04/01/29 ...... 20 20,748
Series 2018 , GO , 5.00% , 04/01/30 ...... 40 41,414
County of Wilson
Series 2018 , GO , 5.00% , 04/01/28 ...... 40 41,475
Series 2019 , GO , 5.00% , 04/01/28 ...... 100 103,687
Series 2022 , GO , 5.00% , 04/01/28 ...... 20 20,297
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board,
Series 2023A, RB, 5.00%, 07/01/28 ..... 410 424,724
Metropolitan Government Nashville & Davidson
County Sports Authority, Series 2023A, RB,
5.00%, 07/01/28 ................. 20 20,782
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 4.00% , 01/01/28 ..... 110 112,005
Series 2022B , GO , 4.00% , 01/01/28 ..... 60 61,094
Series 2021C , GO , 5.00% , 01/01/28 ..... 100 103,198
Series 2024A , GO , 5.00% , 01/01/28 ..... 1,055 1,088,743
Series 2017A , RB , 5.00% , 05/15/28 ..... 230 234,087
Series 2017B , RB , 5.00% , 05/15/28 ..... 95 96,688
Series 2017 , GO , 4.00% , 07/01/28 ...... 75 75,876
Series 2018 , GO , 4.00% , 07/01/28 ...... 430 440,403
Series 2017A , RB , 5.00% , 07/01/28 ..... 20 20,412
Series 2017B , RB , 5.00% , 07/01/28 ..... 35 35,721
Series 2021A , RB , 5.00% , 07/01/28 ..... 205 213,752
Metropolitan Nashville Airport Authority (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 75 77,991
Series 2026C , RB , 5.00% , 07/01/28 ..... 500 521,081
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/28 ..... 25 25,880
Series A , GO , 5.00% , 08/01/28 ........ 25 25,132
Series B , GO , 5.00% , 08/01/28 ........ 155 155,817
Series 2019A , GO , 5.00% , 09/01/28 ..... 155 158,921
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 741,254
Series 2018A , GO , 5.00% , 02/01/29 ..... 355 367,009
Series 2018A , GO , 5.00% , 02/01/30 ..... 100 103,218
Tennessee Housing Development Agency,
Series 2021-1, RB, 1.25%, 07/01/28 ..... 330 312,916

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... USD 105 $ 110,306
Series 2022A , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 40 42,021
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 220 226,234
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 355 365,060
12,815,847
Texas — 13.5%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 170 175,742
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/28 ...... 180 186,272
Series 2017 , GO , 5.00% , 08/15/28 ...... 45 46,053
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/28 ( PSF ) 140 141,659
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 80 82,714
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 75 77,544
Alvin Independent School District, Series 2025A,
GO, 5.00%, 02/15/28 (PSF) .......... 50 51,788
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 405 418,555
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,669
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 35 36,171
Austin Community College District
Series 2016A , RB , 5.00% , 02/01/28 ..... 155 155,257
GO , 5.00% , 08/01/28 ............... 30 31,306
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 100,168
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 480 500,991
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 445 464,461
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 330 344,431
Series 2022C , GO , 5.00% , 08/01/28 ..... 155 161,778
Series 2023 , GO , 5.00% , 08/01/28 ...... 75 78,280
Series 2019 , GO , 5.00% , 08/01/30 ( PSF ) .. 20 20,794
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 217,863
Barbers Hill Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 80 80,995
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,709
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 115 119,077
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 103,545
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 35 36,180
Birdville Independent School District
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 160,614
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 25 25,905
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 95 98,441
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 25,850
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 145,103
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 130,092
Series 2019A , RB , 5.00% , 08/15/28 ..... 75 78,362
Series 2020C , RB , 5.00% , 08/15/28 ..... 995 1,039,608
Series 2021A , RB , 5.00% , 08/15/28 ..... 100 104,483
Series 2025A , RB , 5.00% , 08/15/28 ..... 75 78,362
Series 2025B , RB , 5.00% , 08/15/28 ..... 55 57,466
Carrollton-Farmers Branch Independent School
District, Series 2019, GO, 5.00%, 02/15/29
(PSF) ....................... 60 61,922
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/28 (AMBAC)
(b)
....... 1,000 935,293
City of Arlington
Series 2018C , 5.00% , 02/15/28 ( BAM ) ... 120 124,163
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021 , RB , 5.00% , 06/01/28 ...... USD 95 $ 98,875
Series 2019 , GO , 5.00% , 08/15/28 ...... 35 35,751
Series 2020A , GO , 5.00% , 08/15/28 ..... 60 62,498
Series 2025 , GO , 5.00% , 08/15/28 ...... 40 41,665
Series 2018C , 5.00% , 02/15/29 ( BAM ) ... 85 87,681
City of Austin
GO , 5.00% , 09/01/28 ............... 215 224,589
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 496,186
Series 2020 , GO , 5.00% , 09/01/28 ...... 235 245,481
Series 2021 , GO , 5.00% , 09/01/28 ...... 125 130,575
Series 2022 , GO , 5.00% , 09/01/28 ...... 190 198,474
Series 2023 , GO , 5.00% , 09/01/28 ...... 85 88,791
Series 2024 , GO , 5.00% , 09/01/28 ...... 20 20,892
Series 2025 , GO , 5.00% , 09/01/28 ...... 60 62,676
GO , 5.00% , 11/01/28 ............... 325 340,495
City of Austin Electric Utility
Series 2019B , RB , 5.00% , 11/15/28 ..... 55 57,624
Series 2023 , RB , 5.00% , 11/15/28 ...... 520 544,806
City of Austin Water & Wastewater System
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 417,678
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 205,707
Series 2022 , RB , 5.00% , 11/15/28 ...... 35 36,725
City of Bryan Electric System, Series 2021A, RB,
5.00%, 07/01/28 (AGM) ............ 405 420,164
City of Carrollton
Series 2019 , GO , 5.00% , 08/15/28 ...... 25 26,071
Series 2021 , GO , 5.00% , 08/15/28 ...... 30 31,285
City of Conroe, Series 2020, GO,
5.00%, 03/01/28 ................. 110 113,920
City of Corpus Christi
Series 2020A , GO , 5.00% , 03/01/28 ..... 35 36,121
Series 2024C , GO , 5.00% , 03/01/28 ..... 50 51,602
City of Corpus Christi Utility System
Series 2019 , RB , 5.00% , 07/15/28 ...... 200 207,556
Series 2025 , RB , 5.00% , 07/15/28 ...... 350 363,897
City of Dallas
GO , 5.00% , 02/15/28 ............... 190 196,649
Series 2017 , GO , 5.00% , 02/15/28 ...... 60 60,740
Series 2019A , GO , 5.00% , 02/15/28 ..... 20 20,700
Series 2019B , GO , 5.00% , 02/15/28 ..... 215 222,524
Series 2020A , GO , 5.00% , 02/15/28 ..... 510 527,848
Series 2021 , GO , 5.00% , 02/15/28 ...... 490 507,148
Series 2023A , GO , 5.00% , 02/15/28 ..... 2,565 2,654,762
Series 2024B , GO , 5.00% , 02/15/28 ..... 95 98,325
Series 2024C , GO , 5.00% , 02/15/28 ..... 75 77,625
City of Dallas Housing Finance Corp., Series
2025B, RB, VRDN, 3.35%, 10/01/28
(a)
.... 200 200,968
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/28 ...... 210 215,566
Series 2018C , RB , 5.00% , 10/01/28 ..... 80 83,898
Series 2021C , RB , 5.00% , 10/01/28 ..... 460 482,412
Series 2023A , RB , 5.00% , 10/01/28 ..... 40 41,949
Series 2024 , RB , 5.00% , 10/01/28 ...... 60 62,910
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 52,316
City of Denton
GO , 5.00% , 02/15/28 ............... 500 516,887
Series 2020 , GO , 5.00% , 02/15/28 ...... 35 36,177
Series 2021 , GO , 5.00% , 02/15/28 ...... 50 51,681
Series 2022 , GO , 5.00% , 02/15/28 ...... 20 20,672
Series 2023 , GO , 5.00% , 02/15/28 ...... 95 98,194
Series 2025 , GO , 5.00% , 02/15/28 ...... 40 41,345
City of El Paso, Series 2020A, GO,
5.00%, 08/15/28 ................. 320 333,707
City of Fort Worth
Series 2020 , GO , 5.00% , 03/01/28 ...... 40 41,489

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021C , GO , 5.00% , 03/01/28 ..... USD 35 $ 36,187
Series 2025 , GO , 5.00% , 03/01/28 ...... 70 72,605
City of Fort Worth Water & Sewer System
Series 2021 , RB , 4.00% , 02/15/28 ...... 650 663,340
Series 2019 , RB , 5.00% , 02/15/28 ...... 125 129,374
City of Frisco
Series 2019 , GO , 5.00% , 02/15/28 ...... 105 108,819
Series 2023 , GO , 6.00% , 02/15/28 ...... 30 31,539
City of Garland
GO , 5.00% , 02/15/28 ............... 40 41,449
Series 2018 , GO , 5.00% , 02/15/28 ...... 90 93,260
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/28 ...... 40 41,313
Series 2019A , RB , 5.00% , 03/01/28 ..... 300 309,845
Series 2026 , RB , 5.00% , 03/01/28 ...... 100 103,690
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/28 ...... 520 530,958
Series 2019A , RB , 5.00% , 03/01/28 ..... 75 77,732
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/28 (BAM) .......... 250 257,986
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 370 370,642
Series 2017A , GO , 5.00% , 03/01/28 ..... 250 253,375
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 155,582
Series 2021A , GO , 5.00% , 03/01/28 ..... 155 160,768
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/28 ..... 95 98,843
Series 2018D , RB , 5.00% , 07/01/28 ..... 385 400,574
Series 2020B , RB , 5.00% , 07/01/28 ..... 565 587,856
Series 2023B , RB , 5.00% , 07/01/28 ..... 125 130,270
Series 2018D , RB , 5.00% , 07/01/29 ..... 75 77,959
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/28 ..... 20 20,963
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 110,699
Series 2017B , RB , 5.00% , 11/15/28 ..... 150 154,114
Series 2018D , RB , 5.00% , 11/15/28 ..... 130 136,260
Series 2019B , RB , 5.00% , 11/15/28 ..... 165 172,946
Series 2021A , RB , 5.00% , 11/15/28 ..... 45 47,126
Series 1998A , RB , 0.00% , 12/01/28
(b)
.... 170 158,091
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 151,512
City of Irving
Series 2019 , GO , 5.00% , 09/15/28 ...... 20 20,927
Series 2020 , GO , 5.00% , 09/15/28 ...... 80 83,709
Series 2022 , GO , 5.00% , 09/15/28 ...... 115 120,332
Series 2023 , GO , 5.00% , 09/15/28 ...... 25 26,159
City of Lewisville
Series 2018 , GO , 5.00% , 02/15/28 ...... 120 124,035
Series 2018 , GO , 5.00% , 02/15/30 ...... 350 361,029
City of Lubbock
Series 2024 , GO , 5.00% , 02/15/28 ...... 35 36,225
GO , 5.00% , 02/15/30 ............... 80 82,375
City of Lubbock Electric Light & Power System,
Series 2021, RB, 5.00%, 04/15/28 ...... 20 20,748
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/28 ..... 20 20,679
Series 2024 , RB , 5.00% , 02/15/28 ...... 20 20,679
City of Plano
Series 2020 , GO , 4.00% , 09/01/28 ...... 35 35,901
Series 2019 , GO , 5.00% , 09/01/28 ...... 20 20,694
Series 2021 , GO , 5.00% , 09/01/28 ...... 85 88,861
Series 2023 , GO , 5.00% , 09/01/28 ...... 40 41,817
Series 2024 , GO , 5.00% , 09/01/28 ...... 20 20,909
Series 2019 , GO , 5.00% , 09/01/29 ...... 20 20,656
City of San Antonio
GO , 5.00% , 02/01/28 ............... 725 751,169
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2022 , GO , 5.00% , 02/01/28 ...... USD 465 $ 481,784
Series 2025 , GO , 5.00% , 02/01/28 ...... 25 25,902
GO , 5.00% , 08/01/28 ............... 85 88,700
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 178,850
Series 2018 , GO , 5.00% , 08/01/28 ...... 130 135,659
Series 2019 , GO , 5.00% , 08/01/28 ...... 470 490,461
Series 2020 , GO , 5.00% , 08/01/28 ...... 30 31,306
GO , 5.00% , 08/01/30 ............... 20 20,788
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 105,101
Series 2016 , RB , 5.00% , 02/01/28 ...... 380 380,631
Series 2017 , RB , 5.00% , 02/01/28 ...... 160 162,219
Series 2018 , RB , 5.00% , 02/01/28 ...... 435 449,729
City of Waco
GO , 5.00% , 02/01/28 ............... 100 102,511
Clear Creek Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 165 170,850
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,709
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 517,727
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,008,493
College Station Independent School District,
Series 2017, GO, 5.00%, 08/15/28 (PSF) .. 40 40,953
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/28 ...... 155 158,245
Series 2020A , GO , 5.00% , 08/15/28 ..... 110 114,734
Comal Independent School District
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. 70 72,464
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 135 139,869
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 455 471,549
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 108,819
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,909
Coppell Independent School District
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 40 41,770
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 35 36,507
County of Bexar
GO , 5.00% , 06/15/28 ............... 20 20,374
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 100,131
Series 2022B , GO , 5.00% , 06/15/28 ..... 35 36,392
Series 2019 , GO , 5.00% , 06/15/30 ...... 135 139,717
County of Collin
Series 2019 , GO , 5.00% , 02/15/28 ...... 205 212,268
Series 2020 , GO , 5.00% , 02/15/28 ...... 30 31,064
Series 2021 , GO , 5.00% , 02/15/28 ...... 25 25,886
Series 2023 , GO , 5.00% , 02/15/28 ...... 20 20,709
Series 2024 , GO , 5.00% , 02/15/28 ...... 100 103,545
Series 2025 , GO , 5.00% , 02/15/28 ...... 25 25,886
County of Dallas
GO , 5.00% , 08/15/28 ............... 335 350,026
Series 2016 , GO , 5.00% , 08/15/28 ...... 410 410,292
County of Denton
GO , 5.00% , 04/15/28 ............... 20 20,772
Series 2019A , GO , 5.00% , 07/15/28 ..... 100 104,416
Series 2023 , GO , 5.00% , 07/15/28 ...... 25 26,104
Series 2025 , GO , 5.00% , 07/15/28 ...... 135 140,962
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 180 184,235
County of Fort Bend
GO , 5.00% , 03/01/28 ............... 160 165,451
Series 2018 , GO , 5.00% , 03/01/28 ...... 30 30,379
Series 2024 , RB , 5.00% , 03/01/28 ...... 105 108,577
Series A , GO , 5.00% , 03/01/28 ........ 155 155,251
County of Harris
GO , 5.00% , 08/15/28 ............... 85 88,830

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016A , RB , 5.00% , 08/15/28 ..... USD 275 $ 275,382
GO , 5.00% , 09/15/28 ............... 55 57,481
Series 2023A , GO , 5.00% , 09/15/28 ..... 40 41,804
Series 2024A , GO , 5.00% , 09/15/28 ..... 50 52,255
Series 2025A , GO , 5.00% , 09/15/28 ..... 35 36,579
Series 2020A , GO , 5.00% , 10/01/28 ..... 420 439,290
Series 2021 , GO , 5.00% , 10/01/28 ...... 55 57,526
Series 2022A , GO , 5.00% , 10/01/28 ..... 250 261,482
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/28 ..... 20 20,684
Series 2021 , RB , 5.00% , 08/15/28 ...... 195 203,471
Series 2022A , RB , 5.00% , 08/15/28 ..... 460 479,982
Series 2023A , RB , 5.00% , 08/15/28 ..... 70 73,041
Series 2025A , RB , 5.00% , 08/15/28 ..... 50 52,172
Series 2018A , RB , 5.00% , 08/15/29 ..... 90 92,907
County of Hays
Series 2016 , GO , 2.75% , 02/15/28 ...... 115 114,429
Series 2017 , GO , 5.00% , 02/15/28 ...... 80 80,892
Series 2019 , GO , 5.00% , 02/15/28 ...... 235 242,973
County of Tarrant, Series 2022, GO,
5.00%, 07/15/28 ................. 50 52,121
County of Williamson
GO , 5.00% , 02/15/28 ............... 130 134,510
Series 2020 , GO , 5.00% , 02/15/28 ...... 420 434,570
Series 2025 , GO , 5.00% , 02/15/28 ...... 55 56,908
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 108,546
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 355 366,990
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 340 351,483
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 210 217,092
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 410 423,847
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 70 72,364
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 530 547,900
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 80 82,702
Series 2024B , GO , 5.00% , 02/15/28 ( PSF ) 645 666,784
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 103,377
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 20 20,695
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/28 ...... 210 220,623
Series 2020A , RB , 5.00% , 12/01/28 ..... 220 231,129
Dallas College, Series 2023, GO,
5.00%, 02/15/28 ................. 45 46,547
Dallas County Utility & Reclamation District,
Series 2016, GO, 5.00%, 02/15/28 ...... 535 551,114
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/28 ..... 240 251,303
Series 2020B , RB , 5.00% , 11/01/28 ..... 160 167,535
Series 2021A , RB , 5.00% , 11/01/28 ..... 210 219,890
Series 2021B , RB , 5.00% , 11/01/28 ..... 100 104,710
Series 2023B , RB , 5.00% , 11/01/28 ..... 25 26,177
Series 2024 , RB , 5.00% , 11/01/28 ...... 220 230,361
Series 2025B , RB , 5.00% , 11/01/28 ..... 195 204,184
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 135 137,730
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 30 31,054
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 275 284,666
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,020 1,055,851
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,406
Del Valle Independent School District
Series 2021 , GO , 5.00% , 06/15/28 ( PSF ) .. 95 99,059
Series 2024 , GO , 5.00% , 06/15/28 ( PSF ) .. 65 67,778
Series 2025B , GO , 5.00% , 06/15/28 ( PSF ) 20 20,855
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 135 141,082
Series 2022A , GO , 5.00% , 08/15/28 ..... 50 52,111
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. USD 300 $ 313,516
Series 2024 , GO , 5.00% , 08/15/28 ( PSF ) .. 25 26,126
DeSoto Independent School District
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 35 36,549
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 190 198,407
El Paso Independent School District, Series
2019, GO, 5.00%, 08/15/28 (PSF) ...... 55 56,873
Elgin Independent School District, Series 2022A,
GO, 5.00%, 08/01/28 (PSF) .......... 45 47,030
Fort Bend County Municipal Utility District No.
58, Series 2021, GO, 3.00%, 04/01/28 (BAM) 315 314,437
Fort Bend Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 365 377,272
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 75 76,670
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 320 334,030
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 145 151,357
Series 2021A , GO , 5.00% , 08/15/28 ( PSF ) 135 140,919
Series 2022A , GO , 5.00% , 08/15/28 ( PSF ) 50 52,192
Series 2024A , GO , 5.00% , 08/15/28 ( PSF ) 25 26,096
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 95 98,057
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 210 218,621
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 340 342,477
Fort Worth Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,312
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 202,063
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 50 51,811
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 414,487
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 65 67,354
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 130 134,708
Frisco Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 45 45,889
Series 2022B , GO , 5.00% , 02/15/28 ( PSF ) 20 20,694
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 60 62,081
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 35 36,214
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 510 532,772
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 115 119,165
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 100 103,622
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 125 127,817
Series 2019D , GO , 5.00% , 08/15/28 ..... 130 135,411
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 50 52,293
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 110 115,045
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 105 109,586
Grand Parkway Transportation Corp.
Series 2023 , RB , VRDN, 5.00% , 04/01/28
(a)
200 205,228
Series 2018A , RB , 5.00% , 10/01/30 ..... 405 418,299
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 80,057
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/28
(PSF) ....................... 100 104,688
Greenville Independent School District, Series
2026, GO, 5.00%, 02/15/28 (PSF) ...... 500 518,109
Harris County Flood Control District
Series 2023A , GO , 5.00% , 09/15/28 ..... 25 26,133
Series 2025A , GO , 5.00% , 09/15/28 ..... 55 57,492
Series 2017A , RB , 5.00% , 10/01/28 ..... 120 123,028
Series 2020A , GO , 5.00% , 10/01/28 ..... 380 397,534
Series 2021A , GO , 5.00% , 10/01/28 ..... 175 183,075
Series 2022A , GO , 5.00% , 10/01/28 ..... 35 36,615
Hays Consolidated Independent School District
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 50 51,765
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 105 108,707

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. USD 20 $ 20,239
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,848
GO , 5.00% , 07/15/28 ............... 70 72,983
Series 2018 , GO , 5.00% , 07/15/29 ...... 220 228,596
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/28 ................. 30 31,240
Irving Independent School District, Series 2023,
GO, 5.00%, 02/15/28 (PSF) .......... 630 652,047
Katy Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 25 25,304
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 115 118,972
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 160,353
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,691
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 55 56,795
Series 2018 , GO , 5.00% , 02/15/31 ( PSF ) .. 100 102,903
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 128,628
Killeen Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 75 77,659
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 25,812
Series 2018 , GO , 5.00% , 02/15/30 ( PSF ) .. 445 458,655
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/28 ( PSF ) .. 20 20,662
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 245 245,396
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) .. 90 94,007
Series 2023 , GO , 5.00% , 08/01/28 ( PSF ) .. 95 99,230
Series 2025 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 104,452
Lamar Consolidated Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,443
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 55 56,984
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 500 518,033
Laredo Independent School District
Series 2018 , GO , 5.00% , 08/01/28 ( PSF ) .. 110 112,475
Series 2024 , GO , 5.00% , 08/01/28 ( PSF ) .. 65 67,933
Leander Independent School District
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 90 84,463
Series 2018A , GO , 5.00% , 08/15/28 ( PSF ) 25 25,874
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 550 575,225
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 240 251,007
Series 2022 , GO , 5.00% , 08/15/28 ( PSF ) .. 35 36,605
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 85 88,898
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 20 20,849
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 195,552
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 186,924
Lewisville Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 55 55,625
Series 2020 , GO , 5.00% , 08/15/28 ( PSF ) .. 20 20,901
Series 2024 , GO , 5.00% , 08/15/28 ( PSF ) .. 120 125,407
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 45 47,027
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 25 26,006
Series 2019 , GO , 5.00% , 08/15/30 ( PSF ) .. 70 72,700
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 915 916,588
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 560 582,016
Series 2020 , RB , 5.00% , 05/15/28 ...... 325 337,777
Series 2020A , RB , 5.00% , 05/15/28 ..... 20 20,786
Series 2021 , RB , 5.00% , 05/15/28 ...... 45 46,769
Series 2022 , RB , 5.00% , 05/15/28 ...... 70 72,864
Series 2022A , RB , 5.00% , 05/15/28 ..... 30 31,179
Series 2023 , RB , 5.00% , 05/15/28 ...... 130 135,319
Series 2023A , RB , 5.00% , 05/15/28 ..... 80 83,273
Series 2024 , RB , 5.00% , 05/15/28 ...... 515 536,070
Series 2025 , RB , 5.00% , 05/15/28 ...... 125 129,914
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 5.00% , 05/15/28 ..... USD 530 $ 550,836
Series 2026 , RB , 5.00% , 05/15/28 ...... 20 20,786
Mansfield Independent School District, Series
2025, GO, 5.00%, 02/15/28 (PSF) ...... 110 113,900
Mesquite Independent School District
Series 2024 , GO , 5.00% , 08/01/28 ( PSF ) .. 35 36,531
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 120 125,334
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 225 235,777
Series 2017B , RB , 5.00% , 11/01/28 ..... 135 138,632
Series A , RB , 5.00% , 11/01/28 ......... 75 75,431
RB , 5.00% , 11/01/29 ............... 30 31,369
RB , 5.00% , 11/01/30 ............... 420 437,846
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/28 (PSF) ...... 35 36,268
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/28 ..... 210 217,587
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/28 ( PSF ) .. 55 57,046
Series 2014 , GO , 5.00% , 08/01/28 ( PSF ) .. 90 94,150
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 25 26,153
Series 2014 , GO , 5.00% , 08/01/30 ( PSF ) .. 75 78,127
North Texas Municipal Water District, Series
2025, RB, 5.00%, 06/01/28 .......... 40 41,559
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2018 , RB , 5.00% , 06/01/28 ...... 145 150,941
Series 2021 , RB , 5.00% , 06/01/28 ...... 165 171,761
Series 2018 , RB , 3.00% , 06/01/30 ...... 25 24,777
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 95 99,257
Series 2020 , RB , 5.00% , 09/01/28 ...... 95 99,257
Series 2021A , RB , 5.00% , 09/01/28 ..... 635 663,453
Series 2025 , RB , 5.00% , 09/01/28 ...... 65 67,913
Series 2019 , RB , 5.00% , 09/01/29 ...... 25 26,068
Series 2019A , RB , 4.00% , 09/01/30 ..... 20 20,339
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28
(b)
.... 2,070 1,985,636
Series 2019A , RB , 5.00% , 01/01/28 ..... 20 20,646
Series 2019B , RB , 5.00% , 01/01/28 ..... 270 278,116
Series 2021B , RB , 5.00% , 01/01/28 ..... 185 190,561
Series 2022B , RB , 5.00% , 01/01/28 ..... 25 25,751
Series 2024A , RB , 5.00% , 01/01/28 ..... 600 619,384
Northside Independent School District
Series 2019B , GO , 5.00% , 02/15/28 ( PSF ) 345 357,548
Series 2016 , GO , 2.75% , 06/15/28 ( PSF ) .. 20 19,999
Series 2020 , GO , 5.00% , 08/01/28 ( PSF ) .. 155 161,932
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 285 291,788
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 80 83,621
Series 2019A , GO , 5.00% , 08/15/28 ( PSF ) 65 67,942
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 220 229,957
Series 2022A , GO , 5.00% , 08/15/28 ( PSF ) 70 73,168
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 155 162,015
Series 2024A , GO , 5.00% , 08/15/28 ( PSF ) 50 52,263
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 65 67,942
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 35 36,142
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 20 20,833
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 20 20,833
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 50 51,557
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 259,667
Northwest Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 40,941
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 125 129,527

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. USD 25 $ 25,905
Series 2024A , GO , 5.00% , 02/15/28 ( PSF ) 30 31,087
Pasadena Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 195 201,973
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 65 67,324
Permanent University Fund - Texas A&M
University System, Series 2017A, RB,
5.00%, 07/01/28 ................. 50 50,977
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/28 ..... 845 880,627
Series 2024A , RB , 5.00% , 07/01/28 ..... 90 93,932
Series 2025A , RB , 5.00% , 07/01/28 ..... 105 109,587
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 170 176,157
Series 2023A , GO , 5.00% , 02/15/28 ..... 25 25,905
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 25 25,835
Series 2019A , GO , 5.00% , 02/15/30 ( PSF ) 165 170,448
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/28 ...... 105 108,691
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 665 688,373
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 90 93,163
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/28 .... 95 99,322
Series 2023 , RB , 5.00% , 10/01/28 ...... 20 20,906
Prosper Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,418
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 20 20,709
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/28 ( PSF ) .. 20 20,694
Series 2021 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,388
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 395 407,241
Rockwall Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 160,495
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 40 41,418
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 20 20,709
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/28 ...... 140 143,046
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 540 562,856
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 920 961,510
Series 2019B , GO , 5.00% , 08/01/28 ..... 80 83,435
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 418,048
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 320 332,485
San Antonio Independent School District
Series 2020B , GO , 5.00% , 08/15/28 ( PSF ) 140 146,166
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 145 151,386
Series 2022 , GO , 5.00% , 08/15/28 ( PSF ) .. 90 93,964
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 104,404
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 310 323,289
San Antonio Water System
Series 2019C , RB , 5.00% , 05/15/28 ..... 220 229,197
Series 2020C , RB , 5.00% , 05/15/28 ..... 30 31,254
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/28 ......... 45 46,499
San Marcos Consolidated Independent School
District
Series 2021A , GO , 3.25% , 08/01/28 ( PSF ) 30 30,218
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 65 67,981
Socorro Independent School District, Series B,
GO, 5.00%, 08/15/28 (PSF) .......... 800 818,642
Southwest Higher Education Authority, Inc.,
Series 2017, RB, 5.00%, 10/01/28 ...... 25 25,575
Spring Branch Independent School District
Series 2018 , GO , 5.00% , 02/01/28 ( PSF ) .. 20 20,224
Series 2019 , GO , 5.00% , 02/01/28 ( PSF ) .. 320 330,692
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. USD 25 $ 25,835
Series 2025 , GO , 5.00% , 02/01/28 ( PSF ) .. 100 103,341
Spring Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ..... 530 530,769
Series 2019 , GO , 5.00% , 08/15/28 ( PSF ) .. 25 26,147
Series 2023 , GO , 5.00% , 08/15/28 ...... 45 46,846
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. 40 41,835
State of Texas
Series 2023B , GO , 5.00% , 08/01/28 ..... 25 25,557
Series 2018A , GO , 5.00% , 10/01/28 ..... 475 497,521
Series 2024 , GO , 5.00% , 10/01/28 ...... 835 874,425
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 234,402
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/28 .............. 110 114,512
Tarrant Regional Water District, Series 2021A,
RB, 4.00%, 09/01/28 .............. 30 30,736
Tarrant Regional Water District Water Supply
System
Series 2020C , RB , 5.00% , 03/01/28 ..... 50 51,845
Series 2024 , RB , 5.00% , 03/01/28 ...... 40 41,476
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 165 165,987
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 180 180,155
Series 2017C , RB , 5.00% , 05/15/28 ..... 70 71,179
Series 2017E , RB , 5.00% , 05/15/28 ..... 240 244,043
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 166,373
Series 2024A , RB , 5.00% , 05/15/28 ..... 60 62,390
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 98,999
Series 2016A , RB , 5.00% , 10/01/28 ..... 300 301,039
Texas Municipal Gas Acquisition & Supply Corp.
V, Series 2024, RB, 5.00%, 01/01/28 .... 185 188,341
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/28 .............. 100 104,213
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 310 313,992
Series 2019A , RB , 5.00% , 03/15/28 ..... 40 41,516
Series 2021A , RB , 5.00% , 03/15/28 ..... 50 51,895
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/28 ..... 70 72,374
Series 2025A , RB , 5.00% , 02/15/28 ..... 90 93,052
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/28 ..... 60 61,622
Series 2018B , RB , 5.00% , 04/15/28 ..... 305 316,711
Series 2022 , RB , 5.00% , 04/15/28 ...... 50 51,920
Series 2018 , RB , 5.00% , 08/01/28 ...... 90 92,131
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 245,645
Series 2020 , RB , 5.00% , 08/01/28 ...... 20 20,906
Series 2021 , RB , 5.00% , 08/01/28 ...... 375 391,987
Series 2022 , RB , 5.00% , 08/01/28 ...... 875 914,636
Series 2018A , RB , 5.00% , 10/15/28 ..... 420 436,032
Series 2024A , RB , 5.00% , 10/15/28 ..... 500 524,697
Series 2018B , RB , 5.00% , 04/15/29 ..... 55 57,587
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 120,242
Series 2018B , RB , 5.00% , 04/15/30 ..... 430 449,065
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 103,242
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 348,955
Trinity River Authority
Series 2023 , RB , 5.00% , 02/01/28 ...... 20 20,692
Series 2025 , RB , 5.00% , 02/01/28 ...... 390 403,495
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 4.00% , 08/01/28 ...... 535 541,137

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017 , RB , 5.00% , 08/01/28 ...... USD 135 $ 137,903
Series 2018 , RB , 5.00% , 08/01/28 ...... 120 125,105
Series 2019 , RB , 5.00% , 08/01/28 ...... 90 93,829
Series 2021 , RB , 5.00% , 08/01/28 ...... 120 125,105
Series 2022 , RB , 5.00% , 08/01/28 ...... 175 182,445
Series 2018 , RB , 5.00% , 08/01/29 ...... 25 26,002
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2024, RB,
5.00%, 02/01/28 ................. 30 31,038
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 230 239,785
Tyler Independent School District
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 35 35,435
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 70 72,503
United Independent School District, Series 2017,
GO, 5.00%, 08/15/28 (PSF) .......... 110 112,609
University of North Texas System
Series 2018A , RB , 5.00% , 04/15/28 ..... 290 300,645
Series 2020A , RB , 5.00% , 04/15/28 ..... 105 108,854
Series 2025A , RB , 5.00% , 04/15/28 ..... 35 36,285
Series 2018A , RB , 5.00% , 04/15/29 ..... 30 31,063
Series 2018A , RB , 5.00% , 04/15/30 ..... 25 25,836
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/28 .............. 55 57,253
Wylie Independent School District
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 190 196,446
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 20 20,885
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 130 135,752
Ysleta Independent School District, Series 2020,
GO, 5.00%, 08/15/28 (PSF) .......... 80 83,669
89,371,041
Utah — 1.4%
Alpine School District
Series 2021A , GO , 4.00% , 03/15/28 ( GTD ) 25 25,535
Series 2017 , GO , 5.00% , 03/15/28 ( GTD ) . 25 25,358
Series 2017B , GO , 5.00% , 03/15/28 ( GTD ) 250 253,581
Series 2019B , GO , 5.00% , 03/15/28 ( GTD ) 60 62,227
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/28 ...... 165 171,805
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/28 ..... 30 31,137
Series 2017B , RB , 5.00% , 10/01/28 ..... 205 210,477
Central Valley Water Reclamation Facility
Series 2021C , RB , 5.00% , 03/01/28 ..... 230 238,306
Series 2024 , RB , 5.00% , 03/01/28 ...... 25 25,899
City of Provo
Series 2017 , GO , 5.00% , 01/01/28 ...... 20 20,641
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 248,126
Series 2017 , GO , 5.00% , 01/01/29 ...... 180 185,712
Series 2019 , GO , 5.00% , 02/01/30 ...... 195 203,195
Series 2017 , GO , 5.00% , 01/01/31 ...... 20 20,590
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/28 ...... 85 88,005
Series 2022 , RB , 5.00% , 02/01/28 ...... 810 838,633
Series 2017B , RB , 5.00% , 07/01/28 ..... 50 50,959
Series 2021B , RB , 5.00% , 07/01/28 ..... 85 88,471
Series 2018B , RB , 5.00% , 07/01/30 ..... 25 25,945
County of Utah, Series 2019, RB,
5.00%, 12/01/28 ................. 390 408,413
Davis School District
Series 2019B , GO , 5.00% , 06/01/28 ( GTD ) 65 67,711
Series 2024 , GO , 5.00% , 06/01/28 ( GTD ) . 35 36,460
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2023 , GO , 5.50% , 06/01/28 ( GTD ) . USD 20 $ 21,011
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,175 1,223,893
Series 2023A , RB , 5.00% , 07/01/28 ..... 295 307,275
Local Building Authority of Alpine School District,
Series 2023, RB, 5.00%, 03/15/28 ...... 115 119,157
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.30%, 07/01/28 ..... 80 78,468
Nebo School District, Series 2023, GO,
5.00%, 07/01/28 (GTD) ............. 25 26,088
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 310 313,595
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 315 321,901
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 407,334
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 318,556
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 219,334
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/28 .......... 65 67,699
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 325 332,211
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 405 414,067
Series 2018A , RB , 5.00% , 08/01/28 ..... 75 78,353
Series 2019A , RB , 5.00% , 08/01/28 ..... 75 78,353
Series 2020A , RB , 5.00% , 08/01/28 ..... 25 26,118
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 710 741,739
Series 2022B , RB , 5.00% , 08/01/28 ..... 260 271,623
Series 2023A , RB , 5.00% , 08/01/28 ..... 35 36,565
Series 2023B , RB , 5.00% , 08/01/28 ..... 55 57,459
Series B1 , RB , 5.00% , 08/01/28 ........ 40 40,000
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/28 ..... 75 77,293
Utah State Building Ownership Authority, Series
2024, RB, 5.00%, 05/15/28 .......... 230 239,161
Utah Transit Authority, Series 2018-2, RB,
5.00%, 12/15/28 ................. 25 26,011
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 160 162,002
9,332,452
Vermont — 0.1%
Vermont Municipal Bond Bank
Series 2017A , RB , 5.00% , 10/01/28 ( ST
INTERCEPT ) .................. 40 41,026
Series 2024 , RB , 5.00% , 12/01/28 ...... 500 525,788
Series 2024-3 , RB , 5.00% , 12/01/28 ..... 20 21,032
Series 4 , RB , 5.00% , 12/01/28 ( ST
INTERCEPT ) .................. 25 25,727
613,573
Virginia — 2.6%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/28 (SAW) ............ 20 20,425
City of Chesapeake, Series A, GO,
5.00%, 08/01/28 ................. 20 20,452
City of Norfolk
Series B , GO , 4.00% , 10/01/28 ........ 300 300,634
Series 2017 , RB , 5.00% , 11/01/28 ...... 70 72,017
City of Virginia Beach
Series 2018A , GO , 5.00% , 03/01/28 ( SAW ) 50 51,859
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) 120 125,799
Series 2020A , RB , 5.00% , 11/15/28 ..... 20 21,042
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 191,583
Commonwealth of Virginia
Series 2 , GO , 2.00% , 06/01/28 ........ 590 576,682

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2024A , GO , 5.00% , 06/01/28 ..... USD 20 $ 20,852
Series 2018A , GO , 5.00% , 06/01/30 ..... 245 254,539
County of Arlington
Series 2017 , GO , 5.00% , 08/15/28 ...... 35 35,822
Series 2018 , GO , 5.00% , 08/15/29 ...... 125 130,560
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 56,734
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 88,866
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 253,818
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 166,144
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 188,840
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 212,158
County of Henrico
Series 2015 , GO , 5.00% , 08/01/28 ...... 250 261,469
Series 2018 , GO , 5.00% , 08/01/29 ( SAW ) . 20 20,871
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 373,976
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 337,105
Series 2019A , GO , 4.00% , 12/01/29 ( SAW ) 20 20,552
Series 2019A , GO , 4.00% , 12/01/30 ( SAW ) 20 20,505
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/28 ...... 315 327,546
Fairfax County Water Authority, Series 2017, RB,
4.00%, 04/01/28 ................. 15 15,124
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/28 ..... 30 30,982
Series 2020A , RB , 5.00% , 07/01/28 ..... 240 250,571
Series 2018A , RB , 5.00% , 07/01/30 ..... 270 277,828
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 230 232,586
Series 2017E , RB , 5.00% , 02/01/28 ..... 940 973,635
Series 2019A , RB , 5.00% , 02/01/28 ..... 565 585,217
Series 2019B , RB , 5.00% , 02/01/28 ..... 35 36,252
Series 2019C , RB , 5.00% , 02/01/28 ..... 705 730,226
Series 2020A , RB , 5.00% , 02/01/28 ..... 25 25,895
Series 2023A , RB , 5.00% , 02/01/28 ..... 980 1,015,066
Series B , RB , 5.00% , 02/01/28 ......... 200 207,156
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 100 100,176
Series 2018A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 65 68,010
Series 2023A , RB , 5.00% , 09/01/28 ( SAW ) 180 188,223
Series 2017E , RB , 5.00% , 02/01/29 ..... 635 655,865
Series 2017E , RB , 5.00% , 02/01/30 ..... 480 494,949
Series 2018A , RB , 5.00% , 09/01/30 ( ST
INTERCEPT ) .................. 80 83,264
Virginia Commonwealth Transportation Board
RB , 5.00% , 03/15/28 ............... 150 154,473
Series 2016 , RB , 5.00% , 03/15/28 ...... 460 461,204
Series 2017 , RB , 5.00% , 05/15/28 ...... 190 193,439
Series 2017A , RB , 5.00% , 05/15/28 ..... 980 1,008,892
Series 2018 , RB , 5.00% , 05/15/28 ...... 240 249,986
Series 2019 , RB , 5.00% , 05/15/28 ...... 200 208,321
Series 2019A , RB , 5.00% , 05/15/28 ..... 50 52,080
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 333,314
Series 2023 , RB , 5.00% , 05/15/28 ...... 50 52,080
Series 2024 , RB , 5.00% , 05/15/28 ...... 25 26,040
RB , 5.00% , 09/15/28 ............... 40 41,472
Series 2018 , RB , 5.00% , 09/15/28 ...... 25 26,196
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 109,054
Virginia Commonwealth University
Series 2018A , RB , 5.00% , 11/01/28 ..... 25 26,219
Series 2018A , RB , 5.00% , 11/01/29 ..... 70 73,149
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/28 ..... USD 115 $ 117,620
Series 2018A , RB , 5.00% , 08/01/28 ..... 45 47,030
Series 2019A , RB , 5.00% , 08/01/28 ..... 410 428,491
Series 2020A , RB , 5.00% , 08/01/28 ..... 55 57,481
Series 2020B , RB , 5.00% , 08/01/28 ..... 210 219,471
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 140 146,314
Series 2025A , RB , 5.00% , 08/01/28 ..... 70 73,157
Series 2018A , RB , 5.00% , 08/01/30 ..... 25 26,037
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 46,681
Series 2016 , RB , 5.00% , 08/01/28 ( SAW ) . 295 295,526
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 325 332,501
Series 2017C , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 30 30,692
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 235 245,785
Series 2019A , RB , 5.00% , 08/01/28 ..... 80 83,672
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 195 203,949
Series 2019C , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 40 41,836
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 20 20,918
Series 2021C , RB , 5.00% , 08/01/28 ( SAW ) 35 36,606
Series 2022B , RB , 5.00% , 08/01/28 ( SAW ) 85 88,901
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 370 386,981
Series 2023B , RB , 5.00% , 08/01/28 ( SAW ) 25 26,147
Series 2021A , RB , 4.00% , 10/01/28 ( SAW ) 65 66,795
Virginia Resources Authority
Series 2017C , RB , 5.00% , 11/01/28 ..... 20 20,568
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 152,385
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 183,913
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 152,385
Series 2021C , RB , 5.00% , 11/01/28 ..... 155 162,894
Series 2024B , RB , 5.00% , 11/01/28 ( MO ) . 20 21,001
Series 2024C , RB , 5.00% , 11/01/28 ..... 20 21,019
Series 2018A , RB , 5.00% , 11/01/29 ..... 65 68,134
Series 2018A , RB , 5.00% , 11/01/30 ..... 150 156,960
17,099,644
Washington — 5.3%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 260 268,234
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 115 120,854
Series 2023 , GO , 5.00% , 12/01/28 ( GTD ) . 50 52,545
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/28 ................. 20 20,929
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 325 326,734
City of Bellevue, Series 2022, GO,
5.00%, 12/01/28 ................. 60 63,040
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 408,227
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 475 475,317
Series 2019A , RB , 5.00% , 04/01/28 ..... 270 280,371
Series 2017 , RB , 4.00% , 07/01/28 ...... 295 298,746
Series 2020A , RB , 5.00% , 07/01/28 ..... 255 266,193
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 94,114
Series 2022A , GO , 4.00% , 09/01/28 ..... 35 35,909
Series 2022 , RB , 5.00% , 09/01/28 ...... 35 36,655
Series 2017C , RB , 5.00% , 09/01/28 ..... 90 92,249

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2016C , RB , 4.00% , 10/01/28 ..... USD 90 $ 90,176
Series 2023A , GO , 5.00% , 11/01/28 ..... 20 21,019
Series 2021A , GO , 5.00% , 12/01/28 ..... 270 284,182
Series 2018A , RB , 4.00% , 01/01/30 ..... 40 40,584
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/28 ...... 20 20,805
Series 2021 , RB , 5.00% , 08/01/28 ...... 20 20,914
Series 2017 , RB , 5.00% , 08/01/28 ...... 35 35,404
City of Tacoma
Series 2009E , GO , 0.00% , 12/01/28
(b)
.... 55 50,902
Series 2018 , RB , 5.00% , 12/01/28 ...... 25 26,296
Series 2023 , GO , 5.00% , 12/01/28 ...... 30 31,555
Series 2024 , RB , 5.00% , 12/01/28 ...... 65 68,369
City of Tacoma Electric System
Series 2017 , RB , 5.00% , 01/01/28 ...... 95 95,813
Series 2024B , RB , 5.00% , 01/01/28 ..... 20 20,641
Clark County Public Utility District No. 1, Series
2017, RB, 5.00%, 01/01/28 .......... 135 136,244
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/28 ...... 235 242,559
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/28 ................. 320 330,293
Clark County School District No. 114 Evergreen
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 180 187,176
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 140 147,159
Series 2020 , GO , 5.00% , 12/01/28 ( GTD ) . 230 241,761
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 40 41,515
Clark County School District No. 122 Ridgefield
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 105 106,945
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 140 147,094
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 175 178,473
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 180 189,204
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 255 268,040
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 25 26,190
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 425 438,910
Series 2019A , GO , 5.00% , 06/01/28 ..... 55 57,304
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 80,965
Series 2018B , RB , 5.00% , 07/01/28 ..... 195 203,522
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 276,581
Series 2022A , GO , 5.00% , 07/01/28 ..... 30 31,311
Series 2021A , GO , 5.00% , 12/01/28 ..... 25 26,296
Series 2025A , GO , 5.00% , 12/01/28 ..... 20 21,037
Series 2018B , RB , 5.00% , 07/01/29 ..... 560 583,111
Series 2018B , RB , 5.00% , 07/01/30 ..... 265 275,180
County of Snohomish
Series 2019 , GO , 5.00% , 12/01/28 ...... 220 231,403
Series 2020A , GO , 5.00% , 12/01/28 ..... 30 31,520
Series 2021A , GO , 5.00% , 12/01/28 ..... 285 299,442
Series 2022 , GO , 5.00% , 12/01/28 ...... 50 52,534
County of Spokane
Series 2019B , GO , 5.00% , 12/01/28 ..... 210 220,641
Series 2021 , GO , 5.00% , 12/01/28 ...... 320 336,215
Cowlitz County School District No. 402 Kalama,
Series 2018, GO, 5.00%, 12/01/31 (GTD) . 285 295,000
Energy Northwest
Series 2017A , RB , 5.00% , 07/01/28 ..... 775 791,279
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,270 1,325,261
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 161,744
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 130,439
Series 2024B , RB , 5.00% , 07/01/28 ..... 360 375,665
Series 2018C , RB , 5.00% , 07/01/30 ..... 330 342,552
Security
Par (000)
Par (000) Value
Washington (continued)
King & Snohomish Counties School District No.
417 Northshore
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . USD 100 $ 105,183
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 320 332,354
Series 2018 , GO , 5.00% , 12/01/30 ( GTD ) . 95 98,511
King County Housing Authority, Series 2018, RB,
3.40%, 05/01/30 ................. 125 125,023
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/28
(GTD) ....................... 395 405,719
King County School District No. 401 Highline,
Series 2026, GO, 5.00%, 12/01/28 (GTD) . 30 31,548
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 555 559,220
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 355 365,725
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 230 241,814
Series 2021B , GO , 5.00% , 12/01/28 ( GTD ) 20 21,027
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 4.00%, 12/01/28
(GTD) ....................... 60 60,583
King County School District No. 411 Issaquah
Series 2023 , GO , 4.00% , 12/01/28 ( GTD ) . 1,010 1,038,560
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 25 25,199
Series 2018 , GO , 5.00% , 12/01/28 ( GTD ) . 70 72,217
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 145 152,448
King County School District No. 412 Shoreline,
Series 2021A, GO, 4.00%, 12/01/28 (GTD) 35 35,966
King County School District No. 414 Lake
Washington
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 630 646,953
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 210 214,168
Series 2024 , GO , 5.00% , 12/01/28 ...... 55 57,673
King County School District No. 415 Kent
Series 2017 , GO , 4.00% , 12/01/28 ( GTD ) . 35 35,357
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 55 57,123
Kitsap County School District No. 401 Central
Kitsap, Series 2026, GO, 4.00%, 12/01/28
(GTD) ....................... 285 292,669
Klickitat County Public Utility District No. 1,
Series 2019A, RB, 5.00%, 12/01/28 ..... 25 26,163
Lakehaven Water & Sewer District, Series 2021,
RB, 5.00%, 10/01/28 .............. 30 31,435
Pierce County School District No. 3 Puyallup
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 475 484,230
Series 2025 , GO , 5.00% , 12/01/28 ( GTD ) . 60 62,985
Pierce County School District No. 400 Clover
Park, Series 2022, GO, 4.00%, 12/01/28
(GTD) ....................... 35 35,910
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/28
(GTD) ....................... 35 35,279
Pierce County School District No. 403 Bethel,
Series 2021, GO, 4.00%, 12/01/28 (GTD) . 250 256,784
Port of Seattle
Series 2017 , GO , 5.00% , 01/01/28 ...... 230 232,215
Series 2016 , RB , 5.00% , 02/01/28 ...... 130 130,140
Series A , RB , 5.00% , 05/01/28 ......... 455 462,326
Series 2021B , RB , 5.00% , 06/01/28 ..... 165 171,788
Series 2024A , GO , 5.00% , 06/01/28 ..... 140 145,736
Series 2022A , RB , 5.00% , 08/01/28 ..... 160 167,026
Snohomish County Public Utility District No. 1
Electric System
Series 2021A , RB , 5.00% , 12/01/28 ..... 485 510,025
Series 2025A , RB , 5.00% , 12/01/28 ..... 20 21,032

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/28 (GTD) ............. USD 290 $ 304,159
Snohomish County School District No. 4 Lake
Stevens, Series 2017, GO, 5.00%, 12/01/28
(GTD) ....................... 170 173,374
Snohomish County School District No. 6
Mukilteo, Series 2024, GO, 4.00%, 12/01/28
(GTD) ....................... 195 200,737
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 145 149,592
Spokane County School District No. 81 Spokane
Series 2021 , GO , 4.00% , 12/01/28 ( GTD ) . 205 210,797
Series 2017B , GO , 5.00% , 12/01/28 ( GTD ) 200 206,334
Series 2022 , GO , 5.00% , 12/01/28 ( GTD ) . 170 178,811
State of Washington
COP , 5.00% , 01/01/28 .............. 20 20,637
Series 2019A , COP , 5.00% , 01/01/28 .... 125 128,984
Series 2024A , COP , 5.00% , 01/01/28 .... 130 134,143
Series 2023C , COP , 5.00% , 01/01/28 .... 100 103,187
Series 2020C , GO , 5.00% , 02/01/28 ..... 305 315,549
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 320,722
Series 2018C , GO , 5.00% , 02/01/28 ..... 35 36,211
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 305,204
Series 2022C , GO , 5.00% , 02/01/28 ..... 705 729,385
Series 2017D , GO , 5.00% , 02/01/28 ..... 270 273,050
Series R-2022B , GO , 5.00% , 02/01/28 ... 45 46,556
Series R-2024A , GO , 5.00% , 02/01/28 ... 25 25,865
Series 2019C , GO , 5.00% , 02/01/28 ..... 25 25,865
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(b)
.................... 105 99,267
Series 2020B , GO , 5.00% , 06/01/28 ..... 180 187,536
Series 2021F , GO , 5.00% , 06/01/28 ..... 20 20,837
Series 2021E , GO , 5.00% , 06/01/28 ..... 75 78,140
Series 2021D , GO , 5.00% , 06/01/28 ..... 50 52,093
Series 2024D , GO , 5.00% , 06/01/28 ..... 25 26,047
Series 2021B , GO , 5.00% , 06/01/28 ..... 20 20,837
Series 2023C , GO , 5.00% , 06/01/28 ..... 20 20,837
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 416,746
Series R-2022D , GO , 4.00% , 07/01/28 ... 865 886,772
Series R-2025B , GO , 5.00% , 07/01/28 ... 115 120,024
Series 2019D , COP , 5.00% , 07/01/28 .... 295 307,550
Series R 2025C , GO , 5.00% , 07/01/28 ... 50 52,184
Series 2019B , COP , 5.00% , 07/01/28 .... 85 88,616
Series 2020D , COP , 5.00% , 07/01/28 .... 75 78,222
Series R 2025A , GO , 5.00% , 07/01/28 ... 20 20,874
Series 2022B , COP , 5.00% , 07/01/28 .... 130 135,530
Series 2024B , COP , 5.00% , 07/01/28 .... 150 156,381
Series 2021B , COP , 5.00% , 07/01/28 .... 85 88,681
Series 2017A , COP , 5.00% , 07/01/28 .... 240 244,821
Series R-2021D , GO , 5.00% , 07/01/28 ... 205 213,955
Series 2018B , COP , 5.00% , 07/01/28 .... 210 218,934
Series 2017A , GO , 5.00% , 08/01/28 ..... 250 250,000
Series 2017B , GO , 5.00% , 08/01/28 ..... 430 430,000
Series 2018A , GO , 5.00% , 08/01/28 ..... 215 219,899
Series 2018B , GO , 5.00% , 08/01/28 ..... 20 20,456
Series R-2017B , GO , 5.00% , 08/01/28 ... 55 55,000
Series 2022A , GO , 5.00% , 08/01/28 ..... 220 230,009
Series R-2018D , GO , 5.00% , 08/01/28 ... 660 675,037
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 150,000
Series 2021A , GO , 5.00% , 08/01/28 ..... 210 219,554
Series R-2024C , GO , 5.00% , 08/01/28 ... 50 52,275
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 365,924
Series R-2018C , GO , 5.00% , 08/01/28 ... 200 204,557
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2018D , GO , 5.00% , 02/01/29 ..... USD 20 $ 20,680
Series 2018C , GO , 5.00% , 02/01/29 ..... 140 144,757
Series 2018B , COP , 5.00% , 07/01/29 .... 20 20,791
Series 2018C , GO , 5.00% , 02/01/30 ..... 565 583,357
Series 2019D , GO , 5.00% , 06/01/30 ..... 20 20,972
Series 2019B , GO , 5.00% , 06/01/30 ..... 40 41,543
Series 2018B , COP , 5.00% , 07/01/30 .... 230 238,531
Series 2018C , GO , 5.00% , 02/01/31 ..... 250 257,825
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 108,287
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 103,700
University of Washington
Series 2018 , RB , 5.00% , 04/01/28 ...... 55 55,818
Series 2020C , RB , 5.00% , 04/01/28 ..... 555 575,758
Series 2021A , RB , 5.00% , 04/01/28 ..... 45 46,683
Series 2022A , RB , 5.00% , 04/01/28 ..... 140 145,236
Series 2024A , RB , 5.00% , 04/01/28 ..... 185 191,919
Series 2025A , RB , 5.00% , 04/01/28 ..... 120 124,488
Series 2024B , RB , 5.00% , 07/01/28 ..... 100 104,273
Series A , RB , 5.00% , 12/01/28 ......... 20 20,133
Walla Walla County School District No.
250 College Place, Series 2022, GO,
5.00%, 12/01/28 (GTD) ............. 40 42,027
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/28 ..... 660 680,306
Series 2018B , RB , 5.00% , 10/01/28 ..... 645 671,385
Washington State University
Series 2025 , RB , 5.00% , 04/01/28 ...... 125 129,448
Series 2019 , RB , 5.00% , 10/01/28 ...... 50 52,307
Series 2026 , RB , 5.00% , 10/01/28 ...... 155 161,986
Whitman County School District No. 267
Pullman, Series 2023, GO, 5.00%, 12/01/28
(GTD) ....................... 105 110,321
35,174,744
West Virginia — 0.4%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 88,574
Series 2019A , GO , 5.00% , 06/01/28 ..... 495 515,814
Series 2021A , GO , 5.00% , 06/01/28 ..... 165 171,938
Series 2018A , GO , 5.00% , 12/01/28 ..... 140 145,691
Series 2019A , GO , 5.00% , 12/01/28 ..... 330 347,104
Series 2021A , GO , 5.00% , 12/01/28 ..... 25 26,296
Series 2018A , GO , 5.00% , 06/01/29 ..... 70 72,707
Series 2018A , GO , 5.00% , 12/01/29 ..... 165 171,201
Series 2018B , GO , 5.00% , 06/01/31 ..... 585 605,444
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/28 ......... 430 440,217
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 77,840
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 20 20,801
Series 2021 , RB , 5.00% , 06/01/28 ...... 35 36,402
Series 2018 , RB , 5.00% , 06/01/29 ...... 20 20,795
2,740,824
Wisconsin — 1.8%
City of Kenosha
Series 2019A , GO , 4.00% , 02/01/28 ..... 20 20,365
GO , 4.00% , 09/01/28 ............... 20 20,495
City of Madison
Series 2019A , RB , 5.00% , 01/01/28 ..... 80 82,547
Series 2019A , GO , 2.25% , 10/01/28 ..... 420 407,579
Series 2021A , GO , 4.00% , 10/01/28 ..... 270 276,653
Series 2022A , GO , 5.00% , 10/01/28 ..... 270 283,028
Series 2022C , GO , 5.00% , 10/01/28 ..... 55 57,654

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2023A , GO , 5.00% , 10/01/28 ..... USD 110 $ 115,308
City of Milwaukee, Series 2026N-1, GO,
5.00%, 12/01/28 ................. 500 522,112
County of Dane, Series 2019A, GO,
2.00%, 06/01/28 ................. 165 161,110
County of Eau Claire, Series 2020A, GO,
2.00%, 09/01/28 ................. 650 626,302
Green Bay Area Public School District, GO,
5.00%, 04/01/28 ................. 395 409,826
Howard-Suamico School District, Series 2021,
GO, 1.50%, 03/01/30 .............. 1,250 1,126,890
Milwaukee Metropolitan Sewerage District
Series 2021A , GO , 4.00% , 10/01/28 ..... 150 153,919
Series 2023A , GO , 5.00% , 10/01/28 ..... 20 20,944
Series 2025H , GO , 5.00% , 10/01/28 ..... 40 41,887
Monona Grove School District, Series 2019, GO,
4.00%, 05/01/28 ................. 20 20,413
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/28 ................. 50 52,175
State of Wisconsin
Series 2019B , GO , 4.00% , 05/01/28 ..... 240 241,968
Series 2020A , GO , 5.00% , 05/01/28 ..... 320 332,927
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 436,966
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 145 150,857
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 325 338,128
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 20 20,808
Series 20242 , GO , 5.00% , 05/01/28 ..... 190 197,675
Series 2025-2 , GO , 5.00% , 05/01/28 ..... 45 46,818
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 280 284,727
Series 20173 , GO , 5.00% , 11/01/28 ..... 620 630,468
Series 2020A , GO , 4.00% , 05/01/29 ..... 70 70,967
Series 2020A , GO , 4.00% , 05/01/30 ..... 40 40,453
Series 2021A , GO , 5.00% , 05/01/30 ..... 20 20,753
State of Wisconsin Environmental Improvement
Fund
Series 2021A , RB , 5.00% , 06/01/28 ..... 400 417,330
Series 2025-1 , RB , 5.00% , 06/01/28 ..... 20 20,866
University of Wisconsin Hospitals & Clinics
Series 2018A , RB , 5.00% , 04/01/28 ..... 25 25,877
Series 2018A , RB , 5.00% , 04/01/31 ..... 1,220 1,264,999
Westosha Central High School District, Series
2021, GO, 1.60%, 03/01/31 .......... 300 265,733
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 325 331,972
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 650 663,943
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 93,914
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 850,447
Series 2024-2 , RB , 5.00% , 07/01/28 ..... 80 83,479
Wisconsin Health & Educational Facilities
Authority
Series 2025A , RB , 5.00% , 08/15/28 ..... 320 332,413
Series 2019A , RB , 5.00% , 11/15/28 ..... 115 120,285
11,683,980
Total Long-Term Investments — 99 .2%
(Cost: $ 655,906,412 ) .............................. 655,023,885
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(d) (e)
......... 258,803 $ 258,725
Total Short-Term Securities — 0.0%
(Cost: $ 258,725 ) ................................. 258,725
Total Investments — 99 .2%
(Cost: $ 656,165,137 ) .............................. 655,282,610
Other Assets Less Liabilities — 0.8% .................... 5,322,088
Net Assets — 100.0% ...............................
$ 660,604,698
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 224,807 $ 33,918
(a)
$ — $ — $ — $ 258,725 258,803 $ 15,266 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 655,023,885 $ — $ 655,023,885
Short-Term Securities
Money Market Funds ...................................... 258,725 — — 258,725
$ 258,725 $ 655,023,885 $ — $ 655,282,610

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes